United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 12/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
December 31, 2012
Share Class
Primary
Service

Federated Capital Appreciation Fund II
Effective February 15, 2013, Federated Managed Tail Risk Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2012 through December 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
As noted in earlier correspondence, effective February 15, 2013, Federated Capital Appreciation Fund II will be renamed Federated Managed Tail Risk Fund II. In addition to the name change, the fund's investment strategy is being modified to include a broad-based asset allocation strategy as well as the use of a volatility overlay strategy that will be selectively employed during periods of historically high volatility in an attempt to minimize downside risk.
Consistent with these changes, Federated Global Investment Management Corp. will serve as the fund's Investment Adviser and Jim Gordon and Phil Orlando will serve as the Portfolio Managers.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 10.17% for the Primary Shares and 10.03% for the Service Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index and the Fund's benchmark, was 16.0% during the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The following discussion will focus on the performance of the Fund's Primary Shares.
MARKET OVERVIEW
Stocks, as measured by the S&P 500, rose 16.0% during the 12-month period. The performance of S&P 500 sectors was widely mixed. Financials and Consumer Discretionary were the strongest performing sectors within the S&P 500, rising 28.8% and 23.9%, respectively. For the year, Health Care and Telecom Services slightly outperformed the S&P 500, Industrials and Materials slightly underperformed the S&P 500, while Energy and Utilities largely underperformed the S&P 500.
FUND PERFORMANCE
The Fund underperformed the S&P 500 during the 12-month reporting period. Nearly all of the relative underperformance was driven by stock selection. The Fund's relative performance was constrained mostly by poor stock selection within the Information Technology and Health Care sectors.
The Fund came into the fiscal year positioned with overweight positions towards the cyclical or growth areas of the market (Industrials, Consumer Discretionary, Energy and Technology). Fund Management increased this positioning as the year progressed. While the market had plenty of things to worry about (i.e., European debt crisis, U.S. “fiscal cliff” (the threat of simultaneous spending cuts and tax increases in the United States that were slated to occur at the end of 2012), U.S. presidential election and Middle East uncertainty), Fund management believed the U.S. economy was showing positive signs of growth, primarily in the housing sector and employment. These trends, coupled with the Federal Reserve continuing to add stimulus through quantitative easing measures, led to the pro-cyclical positioning of the Fund. While the positioning seemed appropriate for the market environment, poor stock selection drove the underperformance.
The top five positive contributors within the portfolio were Discover Financial Services, Apple Inc., Eastman Chemical Co., Discovery Communications and Ebay. The largest negative contributors were Idenix Pharmaceuticals, Centene Corp., Sandisk Corp., Newmont Mining Corp. and ON Semiconductor.
FUND CHANGES
As noted in earlier correspondence, effective February 15, 2013, Federated Capital Appreciation Fund II will be renamed Federated Managed Tail Risk Fund II. In addition to the name change, the Fund's investment strategy is being modified to include a broad-based asset allocation strategy as well as the use of a volatility overlay strategy that will be selectively employed during periods of historically high volatility in an attempt to minimize downside risk.
Consistent with these changes, Federated Global Investment Management Corp. will become the Fund's Investment Adviser and Jim Gordon and Phil Orlando will serve as the Portfolio Managers.
1	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Capital Appreciation Fund II (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Variable Underlying Funds Large Cap Core Average (LLCCA).2
Average Annual Total Returns for the Period Ended 12/31/2012
Share Class	1 Year	5 Years	10 Years
Primary Shares	10.17%	-1.11%	5.06%
Service Shares	10.03%	-1.31%	4.83%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
2

Growth of a $10,000 Investment–PRIMARY SHARES
Growth of a $10,000 Investment–SERVICE SHARES
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCCA have been adjusted to reflect reinvestment of dividends on securities in the index or average.
2	The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses and other fees the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	18.7%
Information Technology	18.7%
Industrials	14.2%
Energy	13.1%
Health Care	12.5%
Consumer Discretionary	11.4%
Consumer Staples	5.5%
Materials	4.4%
Cash Equivalents[2]	1.5%
Other Assets and Liabilities—Net[3,4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Represents less than 0.1%.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2012
Shares or Principal Amount			Value
		COMMON STOCKS—98.5%
		Consumer Discretionary—11.4%
47,900		Comcast Corp., Class A	$1,790,502
154,767		D. R. Horton, Inc.	3,061,291
48,000		Foot Locker, Inc.	1,541,760
66,000		Las Vegas Sands Corp.	3,046,560
35,600		Macy's, Inc.	1,389,112
15,000		Nike, Inc., Class B	774,000
3,000	[1]	Priceline.com, Inc.	1,863,600
39,794		Scripps Networks Interactive	2,304,869
50,400	[1]	TRW Automotive Holdings Corp.	2,701,944
18,100		Walt Disney Co.	901,199
		TOTAL	19,374,837
		Consumer Staples—5.5%
60,300		Altria Group, Inc.	1,894,626
106,700		Kroger Co.	2,776,334
62,908		The Coca-Cola Co.	2,280,415
34,600		Wal-Mart Stores, Inc.	2,360,758
		TOTAL	9,312,133
		Energy—13.1%
33,000	[1]	Cameron International Corp.	1,863,180
28,680		Chevron Corp.	3,101,455
25,000		Exxon Mobil Corp.	2,163,750
51,100		Halliburton Co.	1,772,659
90,900		Marathon Oil Corp.	2,786,994
31,700		National-Oilwell, Inc.	2,166,695
33,700		Occidental Petroleum Corp.	2,581,757
34,402		Phillips 66	1,826,746
25,500		Schlumberger Ltd.	1,766,895
48,600		Transocean Ltd.	2,169,990
		TOTAL	22,200,121
		Financials—18.7%
54,000	[1]	American International Group, Inc.	1,906,200
68,900		Bank of New York Mellon Corp.	1,770,730
10,400		BlackRock, Inc.	2,149,784
63,600		Citigroup, Inc.	2,516,016
53,800		Discover Financial Services	2,073,990
32,400		Goldman Sachs Group, Inc.	4,132,944
94,385		JP Morgan Chase & Co.	4,150,108
133,405		MetLife, Inc.	4,394,361
55,200		PNC Financial Services Group	3,218,712
111,900		SunTrust Banks, Inc.	3,172,365
65,255		Wells Fargo & Co.	2,230,416
		TOTAL	31,715,626
		Health Care—12.5%
55,428	[1]	Amarin Corporation PLC., ADR	448,413
21,622		Amgen, Inc.	1,866,411
53,300		Bristol-Myers Squibb Co.	1,737,047
Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
27,800	[1]	Gilead Sciences, Inc.	$2,041,910
37,800		GlaxoSmithKline PLC, ADR	1,643,166
28,800		Humana, Inc.	1,976,544
36,600		Johnson & Johnson	2,565,660
17,100		McKesson Corp.	1,658,016
48,000		Merck & Co., Inc.	1,965,120
70,600	[1]	Mylan, Inc.	1,940,088
137,900		Pfizer, Inc.	3,458,532
		TOTAL	21,300,907
		Industrials—14.2%
53,800		Danaher Corp.	3,007,420
18,500		Dover Corp.	1,215,635
127,736		General Electric Co.	2,681,178
52,189		Honeywell International, Inc.	3,312,436
36,000		Northrop Grumman Corp.	2,432,880
20,800		Parker-Hannifin Corp.	1,769,248
29,340		Union Pacific Corp.	3,688,625
31,300		United Parcel Service, Inc.	2,307,749
44,407		United Technologies Corp.	3,641,818
		TOTAL	24,056,989
		Information Technology—18.7%
32,506		Accenture PLC	2,161,649
15,400	[1]	Alliance Data Systems Corp.	2,229,304
10,110		Apple, Inc.	5,388,933
20,300	[1]	Broadcom Corp.	674,163
128,433	[1]	EMC Corp.	3,249,355
40,900	[1]	eBay, Inc.	2,086,718
5,500	[1]	Google, Inc.	3,901,535
83,000		Intel Corp.	1,712,290
138,538		Microsoft Corp.	3,703,121
62,545	[1]	NXP Semiconductors NV	1,649,312
38,600		Oracle Corp.	1,286,152
10,200		Qualcomm, Inc.	632,604
20,300		Visa, Inc., Class A	3,077,074
		TOTAL	31,752,210
		Materials—4.4%
7,600		CF Industries Holdings, Inc.	1,544,016
29,700		Du Pont (E.I.) de Nemours & Co.	1,335,609
37,400		Eastman Chemical Co.	2,545,070
15,200		PPG Industries, Inc.	2,057,320
		TOTAL	7,482,015
		TOTAL COMMON STOCKS (IDENTIFIED COST $146,751,664)	167,194,838
Annual Shareholder Report
6

Shares or Principal Amount		Value
	Repurchase Agreement—1.5%
$2,606,000	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862. (AT COST)	$2,606,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $149,357,664)[2]	169,800,838
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(57,264)
	TOTAL NET ASSETS—100%	$169,743,574
1	Non-income producing security.
2	The cost of investments for federal tax purposes amounts to $150,865,174.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$161,283,958	$—	$—	$161,283,958
International	5,910,880	—	—	5,910,880
Repurchase Agreement	—	2,606,000	—	2,606,000
TOTAL SECURITIES	$167,194,838	$2,606,000	$—	$169,800,838
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.02	$6.40	$5.72	$5.10	$7.39
Income From Investment Operations:
Net investment income	0.07	0.04	0.04	0.05[1]	0.07[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.54	(0.38)	0.70	0.63	(2.20)
TOTAL FROM INVESTMENT OPERATIONS	0.61	(0.34)	0.74	0.68	(2.13)
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.06)	(0.06)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	—	—	—	(0.14)
TOTAL DISTRIBUTIONS	(0.38)	(0.04)	(0.06)	(0.06)	(0.16)
Net Asset Value, End of Period	$6.25	$6.02	$6.40	$5.72	$5.10
Total Return[2]	10.17%	(5.29)%	13.07%	13.48%	(29.37)%
Ratios to Average Net Assets:
Net expenses	1.04%[3]	1.13%[3]	1.18%[3]	1.18%[3]	1.18%[3]
Net investment income	0.99%	0.86%	0.67%	0.97%	1.03%
Expense waiver/reimbursement[4]	0.01%	0.03%	0.17%	0.23%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,598	$176,315	$72,320	$60,961	$79,706
Portfolio turnover	103%	229%	260%	274%	307%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.04%, 1.13%, 1.18%, 1.12% and 1.17% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.02	$6.40	$5.71	$5.08	$7.37
Income From Investment Operations:
Net investment income	0.06	0.04	0.02	0.03[1]	0.04[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.55	(0.39)	0.72	0.64	(2.19)
TOTAL FROM INVESTMENT OPERATIONS	0.61	(0.35)	0.74	0.67	(2.15)
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.05)	(0.04)	(0.00)[2]
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	—	—	—	(0.14)
TOTAL DISTRIBUTIONS	(0.37)	(0.03)	(0.05)	(0.04)	(0.14)
Net Asset Value, End of Period	$6.26	$6.02	$6.40	$5.71	$5.08
Total Return[3]	10.03%	(5.51)%	13.01%	13.27%	(29.67)%
Ratios to Average Net Assets:
Net expenses	1.29%[4]	1.40%[4]	1.43%[4]	1.43%[4]	1.43%[4]
Net investment income	0.73%	0.42%	0.45%	0.68%	0.67%
Expense waiver/reimbursement[5]	0.01%	0.03%	0.18%	0.23%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,146	$4,781	$7,296	$4,756	$4,826
Portfolio turnover	103%	229%	260%	274%	307%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.29%, 1.40%, 1.43%, 1.37% and 1.42% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value (identified cost $149,357,664)		$169,800,838
Cash		575
Cash denominated in foreign currencies (identified cost $61)		59
Income receivable		158,201
Receivable for shares sold		4,785
TOTAL ASSETS		169,964,458
Liabilities:
Payable for shares redeemed	$185,719
Payable for auditing fees	25,000
Payable for distribution services fee (Note 5)	879
Accrued expenses	9,286
TOTAL LIABILITIES		220,884
Net assets for 27,146,365 shares outstanding		$169,743,574
Net Assets Consist of:
Paid-in capital		$160,030,365
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		20,443,172
Accumulated net realized loss on investments and foreign currency transactions		(12,500,077)
Undistributed net investment income		1,770,114
TOTAL NET ASSETS		$169,743,574
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$165,597,518 ÷ 26,483,731 shares outstanding, no par value, unlimited shares authorized		$6.25
Service Shares:
$4,146,056 ÷ 662,634 shares outstanding, no par value, unlimited shares authorized		$6.26
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Dividends (net of foreign taxes withheld of $5,616)			$3,674,376
Interest			3,740
TOTAL INCOME			3,678,116
Expenses:
Investment adviser fee (Note 5)		$1,543,403
Administrative fee (Note 5)		171,712
Custodian fees		16,468
Transfer and dividend disbursing agent fees and expenses		19,894
Directors'/Trustees' fees		2,047
Auditing fees		25,000
Legal fees		8,252
Portfolio accounting fees		70,282
Distribution services fee (Note 5)		11,804
Printing and postage		46,175
Insurance premiums		4,046
Miscellaneous		4,524
TOTAL EXPENSES		1,923,607
Waiver and Reduction:
Waiver of administrative fee (Note 5)	$(22,095)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,155)
TOTAL WAIVER AND REDUCTION		(23,250)
Net expenses			1,900,357
Net investment income			1,777,759
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			8,552,414
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			7,451,127
Net realized and unrealized gain on investments and foreign currency transactions			16,003,541
Change in net assets resulting from operations			$17,781,300
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,777,759	$1,050,116
Net realized gain on investments and foreign currency transactions	8,552,414	17,865,350
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,451,127	(31,063,483)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,781,300	(12,148,017)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(994,889)	(476,434)
Service Shares	(12,419)	(31,715)
Distributions from net realized gain on investments and foreign currency transactions
Primary Shares	(10,132,142)	—
Service Shares	(282,145)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,421,595)	(508,149)
Share Transactions:
Proceeds from sale of shares	4,318,826	2,722,697
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio	—	77,833,019
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund-Value Growth Portfolio	—	57,130,618
Net asset value of shares issued to shareholders in payment of distributions declared	11,421,595	508,149
Cost of shares redeemed	(33,452,791)	(24,058,632)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,712,370)	114,135,851
Change in net assets	(11,352,665)	101,479,685
Net Assets:
Beginning of period	181,096,239	79,616,554
End of period (including undistributed net investment income of $1,770,114 and $1,005,086, respectively)	$169,743,574	$181,096,239
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio and EquiTrust Variable Insurance Series Fund-Value Growth Portfolio (the “Acquired Funds”), open-end investment companies in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on July 14, 2011. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:
Net investment income*	$1,784,692
Net realized and unrealized loss on investments	$(6,184,781)
Net decrease in net assets resulting from operations	$(4,400,089)
*	Net investment income includes $493,933 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Funds that has been included in the Fund's Statement of Changes in Net Assets for the year ended December 31, 2011.
For every one share of EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio Initial Class and Service Class shares exchanged, a shareholder received 5.744 and 5.983 shares, respectively, of Federated Capital Appreciation Fund II Primary Shares. For every one share of EquiTrust Variable Insurance Series Fund-Value Growth Portfolio Initial Class and Service Class shares exchanged, a shareholder received 2.215 and 2.268 shares, respectively, of Federated Capital Appreciation Fund II Primary Shares.
The Fund received net assets from EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio as follows:
Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
12,142,196	$77,833,019	$19,687,835	$71,968,489	$206,932,126
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund-Value Growth Portfolio which was also reorganized into the Fund on July 15, 2011.
The Fund received net assets from EquiTrust Variable Insurance Series Fund-Value Growth Portfolio as follows:
Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund-Value Growth Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
8,911,520	$57,130,618	$10,292,448	$71,968,489	$206,932,126
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund-Value Growth Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio which was also reorganized into the Fund on July 15, 2011.
Annual Shareholder Report
13

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Annual Shareholder Report
14

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At December 31, 2012, the Fund had no outstanding foreign exchange contracts.
Annual Shareholder Report
15

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$678
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$261
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended December 31	2012		2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	612,502	$3,811,242	380,601	$2,372,424
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund-Blue Chip Portfolio	—	—	12,142,196	77,833,019
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund-Value Growth Portfolio	—	—	8,911,520	57,130,618
Shares issued to shareholders in payment of distributions declared	1,749,533	11,127,031	73,980	476,434
Shares redeemed	(5,159,421)	(31,874,303)	(3,524,623)	(21,593,620)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(2,797,386)	$(16,936,030)	17,983,674	$116,218,875
Year Ended December 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	79,189	$507,584	55,443	$350,273
Shares issued to shareholders in payment of distributions declared	46,242	294,564	4,917	31,715
Shares redeemed	(256,628)	(1,578,488)	(405,827)	(2,465,012)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(131,197)	$(776,340)	(345,467)	$(2,083,024)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,928,583)	$(17,712,370)	17,638,207	$114,135,851
Annual Shareholder Report
16

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and regulatory settlement proceeds.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(15,985)	$(5,423)	$21,408
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$1,007,308	$508,149
Long-term capital gain	$10,414,287	—
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,770,114
Undistributed long-term capital gain	$3,645,678
Net unrealized appreciation	$18,935,662
Capital loss carryforwards	$(14,638,245)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2012, the cost of investments for federal tax purposes was $150,865,174. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $18,935,664. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,903,329 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,967,665.
At December 31, 2012, the Fund had a capital loss carryforward of $14,638,245 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$12,378,580	NA	$12,378,580
2017	$2,259,665	NA	$2,259,665
As a result of the tax-free transfer of assets from Federated Clover Value Fund II, certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $3,094,645 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Annual Shareholder Report
17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $22,095 of its fee. The net fee paid to FAS was 0.082% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$11,804
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2012, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2012, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Effective February 15, 2013, the Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.48% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended December 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $359,716 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Annual Shareholder Report
18

6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2012, the Fund's expenses were reduced by $1,155 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$185,246,859
Sales	$212,788,258
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
10. SUBSEQUENT EVENTS
Effective February 15, 2013, the Fund's name will change to Federated Managed Tail Risk Fund II and Federated Global Investment Management Corp. will serve as the Adviser.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2012, the amount of long-term capital gains designated by the Fund was $10,414,287.
Of the ordinary income distributions made by the Fund during the year ended December 31, 2012, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Insurance series AND SHAREHOLDERS OF Federated Capital Appreciation fund II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Appreciation Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund II as of December 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 14, 2013
Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,045.20	$5.40[2]
Service Shares	$1,000	$1,045.10	$6.68[3]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.86	$5.33[2]
Service Shares	$1,000	$1,018.60	$6.60[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.05%
Service Shares	1.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current Fee Limit of 0.48% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation” ), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.47 and $2.44, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.73% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation” ), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.75 and $3.71, respectively.
Annual Shareholder Report
21

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2012
Federated Capital Appreciation Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
G00433-19 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2012 through December 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 13.55%. For the same period, the Russell 1000® Value Index (RU1000V) posted a total return of 17.51%, the Barclays High Yield 2% Issuer Capped Index (BHY2%ICI) returned 15.78%, the Barclays Mortgage-Backed Securities Index (BMB) returned 2.59% and the Barclays Emerging Market Bond Index (BEMB) returned 17.95%. Weighting these benchmarks (40% RU1000V, 20% BHY2%ICI, 20% BMB and 20% BEMB), the blended benchmark1 (“Benchmark”) return for the period was 14.22%. The Fund's total return reflected actual cash flows, transaction costs and other expenses, which are not reflected in the total returns for the RU1000V, BHY2%ICI, BMB or BEMB.
The Fund's investment strategy focused on income-earning investments, specifically high-quality, dividend-paying stocks and high current yield, fixed-income securities to achieve the Fund's primary income objective and secondary capital appreciation objective.2
The 13.55% total return of the Fund for the reporting period consisted of 9.98% in price appreciation and 3.57% in reinvested dividends.
MARKET OVERVIEW
During the 12-month reporting period, global equity markets experienced continued volatility similar to what was seen in the prior year. The first quarter of the year was characterized in general by improved equity markets, which were driven by better than expected U.S. economic indicators such as unemployment rate, retail sales, manufacturing data and an improvement in the housing market. However, during the second quarter of 2012, the factors that had aided the market in its rally began to reverse course. In the United States, economic data such as retail sales, nonfarm payroll growth, manufacturing activity and gross domestic product (GDP) were weaker than expected. Conditions abroad also added to the market's overall woes, such as the continued European sovereign fiscal concerns, a threat of a sharp decline in the Chinese economy and an overall synchronized global slowdown. By the third quarter, despite macroeconomic data continuing to remain weak in the United States and globally, the equity markets began a powerful rally when primarily U.S. and European central banks signaled additional measures to meet market and investor concerns. The rally continued into the fourth quarter, only to be stalled by discussions around the threat of simultaneous spending cuts and tax increases in the United States that were slated to take place at the end of 2012 (i.e., the “fiscal cliff”), which created significant uncertainty for markets and investors heading into the New Year.
The Standard & Poor's 500 Index3 (S&P 500) returned 16.00%, and the Nasdaq Composite Index4 returned 17.75% for the reporting period. In general, for the full fiscal year, value stocks outperformed growth stocks, while defensive stocks and cyclical stocks performed relatively in line with each other. The S&P 500 Index's performance in the Financials, Consumer Discretionary and Telecom Services sectors dominated weaker performance in the Utilities, Energy and Consumer Staples sectors.
On the fixed-income side, interest rate movement varied over the 12-month reporting period. Intermediate-term maturity yields fell 10-15 basis points while long-term maturities rose 5 basis points. As a result, the “ belly of the yield curve,” or the 5-10-year maturity range, fell considerably over the reporting period. A major influence that caused U.S. Treasury rates to fall was the continuation of “Operation Twist” by the Federal Reserve, a program that entails buying of intermediate-term Treasury securities. The 5-year Treasury yield fell 0.17% over the reporting period, ending at 0.72%.
PORTFOLIO ALLOCATION
During the reporting period, the Fund's portfolio was allocated between stocks and fixed-income securities in a manner reflecting the Fund's primary investment objective of income and its secondary objective of capital appreciation. Factors used in making this allocation were: (1) the Fund's ability to pay and maintain an attractive level of dividends; and (2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period on December 31, 2012, was 54.1% fixed-income securities, 39.0% stocks and 6.9% cash equivalents and other assets/liabilities.
FUND PERFORMANCE
During the fiscal year, the Fund outperformed its respective peers in both the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Conservative (MTAC) category and the Morningstar U.S. Insurance Fund Conservative Allocation category. For the one-year period ended December 31, 2012, the Fund ranked in the 3rd percentile out of 134 funds in its Lipper category5 while ranking in the 7th percentile among 715 funds in its Morningstar category.6 Rankings are based on total return and do not take sales charges into account.
The Fund also invested in S&P 500 futures contracts for volatility risk management purposes.7 The trading of these futures contracts not only served for volatility risk management, but also added significantly to the Fund's outperformance during the period.
Annual Shareholder Report
1

SECTOR AND SECURITY SELECTION–EQUITY
The equity component of the portfolio contributed towards the Fund's current income objective; however, it underperformed the RU1000V benchmark during the 12-month reporting period. The Fund's portfolio managers focused on realization of the Fund's income and total return objectives by purchasing and holding income-producing equity securities with favorable valuation levels. Relative to the Fund's benchmark, both sector allocation and stock selection contributed negatively to the Fund's equity performance. An overweight position (as compared with the RU1000V) in the Utilities sector, an underweight position in the Financials sector, and unfavorable stock selection in the Telecom Services and Consumer Discretionary sectors all contributed negatively to performance.
SECTOR AND SECURITY SELECTION–BONDS8
Sector allocation was a significant positive contributor to Fund performance, as the Fund maintained the vast majority of assets in a combination of high-yield9 and emerging market10 bonds, among the best performing sectors of all bond markets. The Fund was overweight the high-yield sector by a considerable amount for the majority of the reporting period, while it was neutral in emerging market bonds. The overall extra yield from these sectors and the portfolio's lower-quality bias helped performance considerably. The Fund also maintained a minority position in high-quality bonds (barely above 10% of the overall portfolio for much of the past 12 months), which also aided in performance, as high-quality bonds generated a positive return, but significantly less than high-yield and emerging markets.
Overall security selection was a large negative contributor to Fund performance, as the high-yield portion of the portfolio underperformed its benchmark (BHY2%ICI) by a considerable amount while the emerging markets component also underperformed its benchmark (BEMB) but by a much more modest amount. Mortgage-backed bond11 security selection also underperformed its benchmark (BMB), while selection within the commercial mortgage-backed securities added slight value. Portfolio trading and positioning also added value to the results.
1	Barclays Capital changed the name of the BHY2%ICI Index from “Barclays Capital High Yield 2% Issuer Capped Index” to “Barclays High Yield 2% Issuer Capped Index.” Barclays Capital changed the name of the BMB Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” Barclays Capital changed the name of the BEMB Index from “ Barclays Capital Emerging Market Bond Index” to “Barclays Emerging Market Bond Index.” The total return for the 12-month reporting period for each of the Fund's component benchmark indexes, the Russell 1000 Value Index (RU1000V), the Barclays High Yield 2% Issuer Capped Index (BHY2%ICI), Barclays Mortgage-Backed Securities Index (BMB) and Barclays Emerging Market Bond Index (BEMB) was 0.39%, 4.96%, 6.23% and 6.97%, respectively. The RU1000V Index is an unmanaged index that measures the performance of the 1,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers all fixed-income securities having a maximum quality rating of “Ba1,” a minimum outstanding of $150 million and at least one year to maturity. The BMB is an unmanaged index comprised of all fixed-income securities mortgage pools owned by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The indexes are unmanaged, and it is not possible to invest directly in an index.
2	There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	As of December 31, 2012, the Fund ranked in the 3rd percentile out of 76 funds and 6th percentile out of 18 funds for the five- and ten-year periods, respectively. Past performance is no guarantee of future results.
6	As of December 31, 2012, the Fund ranked in the 6th percentile out of 505 funds and 3rd percentile out of 198 funds for the five- and ten-year periods, respectively. Morningstar Category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings over the past three years. If the Fund is less than three years old, the category is based on the life of the Fund. ©2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
7	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional instruments.
8	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
9	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
10	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
11	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Managed Volatility Fund II (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Standard & Poor's 500 Index (S&P 500),2,3 the Russell 1000 Value Index (RU1000V),2,3 both broad-based market indexes, a blend of indexes comprised of 40% RU1000V/20% Barclays Emerging Market Bond Index (BEMB)3/20% Barclays High Yield 2% Issuer Capped Index (BHY2%ICI)3/20% Barclays Mortgage-Backed Securities Index (BMB)3 (Blended Index)2,4 and the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Conservative Funds (MTAC).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	13.55%
5 Years	6.37%
10 Years	8.73%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
GROWTH of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, RU1000V, Blended Index and the MTAC have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Lipper figures represent the average total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.
3	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. Barclays Capital changed the name of the BEMB, BHY2%ICI and the BMB indexes from “ Barclays Capital Emerging Market Bond Index,” “Barclays Capital High Yield 2% Issuer Capped Index” and “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Emerging Market Bond Index,” “Barclays High Yield 2% Issuer Capped Index” and “Barclays Mortgage-Backed Securities Index.” The BEMB is comprised of external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers all fixed-income securities having a maximum quality rating of Ba1, a minimum outstanding of $150 million and at least one year to maturity. The BMB is comprised of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. Indexes are unmanaged, and investments cannot be made directly in an index.
4	The Blended Index is the Fund's benchmark.
Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	37.4%
Domestic Equity Securities	30.5%
International Fixed-Income Securities	16.0%
International Equity Securities	8.0%
U.S. Treasury Securities	2.7%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities—Net[4]	2.8%
TOTAL	100.0%
At December 31, 2012, the Fund's sector composition5 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	15.1%
Health Care	14.0%
Consumer Discretionary	12.7%
Energy	11.5%
Utilities	11.4%
Industrials	10.5%
Consumer Staples	10.4%
Telecommunication Services	8.9%
Materials	4.1%
Information Technology	1.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2012
Shares or Principal Amount		Value
	COMMON STOCKS—29.2%
	Consumer Discretionary—4.4%
21,280	American Eagle Outfitters, Inc.	$436,453
17,860	Buckle, Inc.	797,270
35,010	GameStop Corp.	878,401
63,175	Gannett Co., Inc.	1,137,782
17,745	Limited Brands	835,080
24,195	McGraw-Hill Cos., Inc.	1,322,741
60,055	Meredith Corp.	2,068,895
117,500	Regal Entertainment Group	1,639,125
12,543	Six Flags Entertainment Corp.	767,631
7,325	Target Corp.	433,420
	TOTAL	10,316,798
	Consumer Staples—4.0%
78,215	Altria Group, Inc.	2,457,515
17,190	ConAgra Foods, Inc.	507,105
12,050	Kimberly-Clark Corp.	1,017,381
15,455	Lorillard, Inc.	1,803,135
22,370	Philip Morris International, Inc.	1,871,027
42,770	Reynolds American, Inc.	1,771,961
	TOTAL	9,428,124
	Energy—4.1%
30,299	ARC Resources Ltd.	744,453
29,465	Baytex Energy Corp.	1,269,895
26,200	Bonavista Energy Corp.	390,353
32,635	ConocoPhillips	1,892,504
32,960	Crescent Point Energy Corp.	1,246,562
20,650	Royal Dutch Shell PLC	1,423,818
20,120	Total SA, ADR	1,046,441
29,794	Vermilion Energy, Inc.	1,556,644
	TOTAL	9,570,670
	Financials—2.2%
15,700	Bank of Hawaii Corp.	691,585
22,210	Cincinnati Financial Corp.	869,744
51,220	Hospitality Properties Trust	1,199,572
54,570	Hudson City Bancorp, Inc.	443,654
37,720	Mercury General Corp.	1,497,107
44,895	Old Republic International Corp.	478,132
	TOTAL	5,179,794
	Health Care—5.4%
10,565	Abbott Laboratories	692,008
48,661	Bristol-Myers Squibb Co.	1,585,862
38,405	GlaxoSmithKline PLC, ADR	1,669,465
23,365	Johnson & Johnson	1,637,887
38,775	Lilly (Eli) & Co.	1,912,383
61,444	Merck & Co., Inc.	2,515,517
106,379	Pfizer, Inc.	2,667,985
	TOTAL	12,681,107
Annual Shareholder Report
5

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—2.0%
30,975	Deluxe Corp.	$998,634
36,680	Donnelley (R.R.) & Sons Co.	330,120
134,905	General Electric Co.	2,831,656
25,600	Pitney Bowes, Inc.	272,384
5,660	United Parcel Service, Inc.	417,312
	TOTAL	4,850,106
	Information Technology—0.5%
9,475	Harris Corp.	463,896
25,730	Intel Corp.	530,810
9,645	Seagate Technology	293,979
	TOTAL	1,288,685
	Materials—0.8%
14,020	Barrick Gold Corp.	490,840
23,215	Lyondellbasell Industries, Class A	1,325,345
	TOTAL	1,816,185
	Telecommunication Services—3.4%
63,714	AT&T, Inc.	2,147,799
38,940	BCE, Inc.	1,672,084
36,445	CenturyLink, Inc.	1,425,728
39,250	Verizon Communications	1,698,347
41,990	Vodafone Group PLC, ADR	1,057,728
	TOTAL	8,001,686
	Utilities—2.4%
15,320	Ameren Corp.	470,630
9,505	American Electric Power Co., Inc.	405,673
15,730	DTE Energy Co.	944,587
33,295	Huaneng Power International, Inc., ADR	1,236,909
10,184	Integrys Energy Group, Inc.	531,808
16,605	National Grid PLC, ADR	953,791
17,025	Pepco Holdings, Inc.	333,860
3,175	Pinnacle West Capital Corp.	161,862
25,825	SSE PLC, ADR	600,690
	TOTAL	5,639,810
	TOTAL COMMON STOCKS (IDENTIFIED COST $64,014,339)	68,772,965
	PREFERRED STOCKS—9.2%
	Consumer Discretionary—0.5%
24,670	Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	1,164,671
	Energy—0.3%
18,200	Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	831,740
	Financials—3.6%
102,400	Hartford Financial, Conv. Bond, Series F, Pfd., 7.250%, 4/1/2013, Annual Dividend $1.81	2,114,560
26,100	Metlife, Inc., Conv. Pfd., 5.00%, 09/04/2013, Annual Dividend $3.44	1,160,667
17,500	New York Community Bancorp, Inc., Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	861,875
44,000	Synovus Financial Corp., Conv. Pfd., 8.25%, 5/15/2013, Annual Dividend $2.06	968,000
1,850	Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	2,266,250
19,500	Wintrust Financial Corp., Conv. Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	1,053,292
	TOTAL	8,424,644
Annual Shareholder Report
6

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Industrials—2.0%
198,600	[1,2]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	$1,797,827
27,300		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	973,586
34,200		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $1.39	1,905,282
		TOTAL	4,676,695
		Materials—0.8%
51,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	1,913,531
		Utilities—2.0%
32,765		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,626,782
22,400		NextEra Energy, Inc., Conv. Pfd., 8.375%, 9/1/2013, Annual Dividend $3.50	1,187,200
34,780		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	1,819,342
		TOTAL	4,633,324
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $21,802,757)	21,644,605
		Adjustable Rate Mortgage—0.0%
$36,027		Federal National Mortgage Association, 5.830%, 9/1/2037 (IDENTIFIED COST $36,286)	38,124
		Collateralized Mortgage Obligations—3.7%
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	398,800
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	641,460
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	61,557
1,000,000	[1,2]	Federal Home Loan Mortgage Corp., 4.537%, 7/10/2044	1,150,025
1,372,984		Federal National Mortgage Association REMIC 2006-117 GF, 0.560%, 12/25/2036	1,372,968
839,481		Federal National Mortgage Association REMIC 2012-1 F, 0.660%, 2/25/2042	843,095
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	573,774
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 5/10/2045	700,322
1,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 2/15/2046	1,169,419
460,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	541,032
1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	1,098,683
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,282,013)	8,551,135
		Corporate Bonds—10.5%
		Banking—0.7%
100,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	111,750
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	123,250
250,000		RSHB Capital S.A., Series REGS, 7.750%, 5/29/2018	298,437
300,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 9/13/2022	324,000
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	490,000
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	219,500
		TOTAL	1,566,937
		Brewing—0.1%
250,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/01/2022	247,500
		Broadcast Radio & TV—0.2%
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	324,937
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 1/15/2040	256,475
		TOTAL	581,412
		Building & Development—0.3%
250,000		Odebrecht Finance Ltd., Company Guarantee, Series REGS, 6.000%, 4/05/2023	290,313
200,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 9/29/2049	219,500
200,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 6/26/2022	217,500
		TOTAL	727,313
Annual Shareholder Report
7

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Building Materials—0.3%
$250,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	$280,000
300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.250%, 4/05/2041	339,000
		TOTAL	619,000
		Cable & Wireless Television—0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 1/27/2020	173,250
		Chemicals & Plastics—0.5%
200,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 4/15/2021	211,500
500,000	[1,2]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	540,000
300,000	[1,2]	PTT Global Chemical PCL, Series 144A, 4.250%, 9/19/2022	312,012
		TOTAL	1,063,512
		Communications Equipment—0.4%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	867,324
		Conglomerates—0.2%
200,000		Hutch Whampoa Int. 12 Lt, Series REGS, 6.000%, 5/29/2049	212,500
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	235,000
		TOTAL	447,500
		Consumer Non-Cyclical - Food/Beverage—0.1%
270,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 1/25/2022	295,425
		Consumer Non-Cyclical - Tobacco—0.1%
180,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 8/04/2041	218,730
		Diversified Telecommunication Services—0.4%
900,000		Level 3 Communications, Inc., Conv. Bond, 15.000%, 1/15/2013	978,579
		Energy - Independent—0.1%
150,000		Petroleos Mexicanos, 6.500%, 6/02/2041	189,000
		Finance—0.2%
200,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.750%, 9/26/2022	203,000
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 5/18/2021	338,250
		TOTAL	541,250
		Financial Institution - Banking—0.4%
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	170,161
150,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 5/14/2038	195,404
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/09/2026	528,678
		TOTAL	894,243
		Financial Institution - Brokerage—0.3%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 1/15/2036	416,000
200,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 6.000%, 5/21/2019	215,740
		TOTAL	631,740
		Financial Institution - Finance Noncaptive—0.0%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	100,250
		Financial Intermediaries—0.1%
150,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	153,000
200,000		SASOL Financing Int., 4.500%, 11/14/2022	201,750
		TOTAL	354,750
		Government Agency—0.2%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 7/12/2020	588,750
		Marine—0.0%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	97,646
		Metals & Mining—0.7%
200,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	233,000
Annual Shareholder Report
8

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Metals & Mining—continued
$170,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/01/2022	$172,435
150,000		Bumi Investment PTE Ltd., Series REGS, 10.750%, 10/06/2017	134,250
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 7/17/2022	202,488
200,000		Southern Copper Corp., 5.250%, 11/08/2042	200,596
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	372,464
300,000	[1,2]	Volcan Compania Minera S.A., Series 144A, 5.375%, 2/02/2022	332,250
		TOTAL	1,647,483
		Mortgage Banks—0.2%
200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 4/14/2015	219,500
150,000	[1,2]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 4/14/2015	164,625
		TOTAL	384,125
		Oil & Gas—2.7%
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 8/10/2020	332,143
275,099		Gazprom International SA, 7.201%, 2/01/2020	310,281
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	361,042
250,000	[1,2]	Gazprom, Series 144A, 4.950%, 7/19/2022	269,500
250,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/01/2041	357,188
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/09/2021	614,375
250,000		Lukoil International Finance BV, Company Guarantee, Series REGS, 6.125%, 11/09/2020	290,313
200,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.500%, 10/25/2042	196,396
200,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	232,000
500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	637,500
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	313,297
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	225,955
1,300,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.500%, 11/02/2017	1,287,000
300,000		Petroleos de Venezuela, Series REGS, 9.000%, 11/17/2021	287,700
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 5/03/2019	196,875
300,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/06/2022	306,000
200,000	[1,2]	Zhaikmunai LLP, Series 144A, 7.125%, 11/13/2019	210,000
		TOTAL	6,427,565
		Steel—0.1%
200,000	[1,2]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	225,000
		Telecommunications & Cellular—0.8%
200,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	203,556
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 9/01/2017	108,000
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.000%, 2/15/2020	216,000
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	227,500
200,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 2/21/2023	200,300
100,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	108,750
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	108,750
200,000	[1,2]	Telfon Celuar Del Paragu, Series 144A, 6.750%, 12/13/2022	210,000
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 3/01/2022	459,500
		TOTAL	1,842,356
		Utilities—1.2%
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	207,000
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	239,700
500,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	571,250
250,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.750%, 2/14/2042	285,625
150,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	185,250
Annual Shareholder Report
9

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Utilities—continued
$200,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 1/15/2019	$217,417
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 2/10/2017	270,165
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 1/20/2020	580,750
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	210,375
		TOTAL	2,767,532
		Utility - Electric—0.1%
300,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	290,731
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,146,854)	24,768,903
		FOREIGN Governments/Agencies—5.6%
		Sovereign—5.6%
2,325,000		Argentina, Government of, Note, Series 1.000%, 12/15/2035	167,400
410,250		Argentina, Government of, Note, Series NY, 8.280%, 12/31/2033	293,329
200,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	182,000
300,000		Argentina, Government of, Sr. Unsecd. Note, Series 1, 8.75%, 6/02/2017	265,500
144,833		Brazil, Government of, Note, Series A, 8.000%, 1/15/2018	168,188
200,000		Brazil, Government of, Unsub., 11.000%, 8/17/2040	250,250
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	560,000
800,000		Indonesia, Government of, Series REGS, 6.625%, 2/17/2037	1,070,000
300,000	[1,2]	Kingdom of Morocco, Series 144A, 4.250%, 12/11/2022	302,250
250,000	[1,2]	Lithuania, Government of, Series 144A, 6.625%, 2/01/2022	319,700
400,000		Panama, Government of, 6.700%, 1/26/2036	568,000
636,000		Peru, Government of, 6.550%, 3/14/2037	919,020
600,000		Philippines, Government of, 6.375%, 1/15/2032	822,000
200,000	[1,2]	Republic of Serbia, Series 144A, 7.250%, 9/28/2021	230,000
350,000		Republic of Venezuela, Series REGS, 7.750%, 10/13/2019	329,875
1,526,750		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	1,960,958
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	108,750
350,000		Turkey, Government of, 7.000%, 9/26/2016	409,937
500,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	593,750
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	203,250
500,000		United Mexican States, Note, 5.125%, 1/15/2020	597,500
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	1,093,750
350,000		Uruguay, Government of, 7.625%, 3/21/2036	540,400
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	145,200
570,000		Venezuela, Government of, 9.375%, 1/13/2034	564,300
480,000		Venezuela, Government of, Note, 7.650%, 4/21/2025	422,400
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $10,741,639)	13,087,707
		Mortgage-Backed Securities—8.4%
		Federal Home Loan Mortgage Corporation—1.5%
874,043		Federal Home Loan Mortgage Corp. Pool A93951, 4.000%, 30 Year, 9/1/2040	932,051
927,541		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	986,237
293,919		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 1/1/2041	313,425
1,019,717		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	1,084,247
81,035		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	86,346
158,698		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 3/1/2026	168,090
		TOTAL	3,570,396
		Federal National Mortgage Association—6.8%
632,930		Federal National Mortgage Association Pool AB3744, 4.000%, 30 Year, 10/1/2041	678,595
Annual Shareholder Report
10

Shares or Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal National Mortgage Association—continued
$900,000		Federal National Mortgage Association Pool AB7063, 3.000%, 30 Year, 11/1/2042	$943,508
1,479,193		Federal National Mortgage Association Pool AJ5705, 4.000%, 30 Year, 12/1/2041	1,585,915
2,189,144		Federal National Mortgage Association Pool AJ8844, 2.500%, 15 Year, 9/1/2027	2,290,167
1,483,061		Federal National Mortgage Association Pool AK7606, 3.000%, 30 Year, 9/1/2042	1,554,755
441,135		Federal National Mortgage Association Pool AK7621, 3.000%, 30 Year, 10/1/2042	462,460
398,767		Federal National Mortgage Association Pool AO6307, 3.000%, 30 Year, 7/1/2042	418,045
99,141		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 7/1/2042	105,674
793,984		Federal National Mortgage Association Pool AO9674, 3.500%, 30 Year, 7/1/2042	846,306
1,300,831		Federal National Mortgage Association Pool AP0456, 2.500%, 15 Year, 7/1/2027	1,360,861
736,861		Federal National Mortgage Association Pool AP5146, 3.000%, 30 Year, 8/1/2042	772,483
497,695		Federal National Mortgage Association Pool AQ2962, 2.500%, 15 Year, 12/1/2027	520,662
2,000,000		Federal National Mortgage Association Pool AQ3642, 3.000%, 30 Year, 11/1/2042	2,096,684
524,183		Federal National Mortgage Association Pool AQ5462, 3.000%, 30 Year, 11/1/2042	549,524
499,076		Federal National Mortgage Association Pool AQ6016, 3.000%, 30 Year, 11/1/2042	523,203
750,001		Federal National Mortgage Association Pool AQ7418, 3.000%, 30 Year, 12/1/2042	786,257
87,913		Federal National Mortgage Association Pool MA1044, 3.000%, 30 Year, 4/1/2042	92,162
490,896		Federal National Mortgage Association Pool MA1175, 3.000%, 30 Year, 9/1/2042	514,626
		TOTAL	16,101,887
		Government National Mortgage Association—0.1%
22,713		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	26,297
12,564		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	14,594
31,186		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	35,679
46,666		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	53,835
		TOTAL	130,405
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,546,480)	19,802,688
		U.S. Treasury—2.7%
615,804		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	699,520
1,900,000	[3,4]	United States Treasury Bill, 0.045%, 1/24/2013	1,899,982
3,200,000	[3,4]	United States Treasury Bill, 0.090%, 2/21/2013	3,199,821
200,000		United States Treasury Bond, 2.750%, 8/15/2042	192,303
350,000		United States Treasury Note, 3.500%, 5/15/2020	405,962
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,387,992)	6,397,588
		MUTUAL FUND—25.9%
8,509,999	[5]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $56,156,221)	61,016,697
		Repurchase Agreement—2.5%
$5,944,000		Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862. (AT COST)	5,944,000
		TOTAL INVESTMENTS—97.7% (IDENTIFIED COST $215,058,581)[6]	230,024,412
		OTHER ASSETS AND LIABILITIES - NET—2.3%[7]	5,384,514
		TOTAL NET ASSETS—100%	$235,408,926
Annual Shareholder Report
11

At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8S&P 500 Index Long Futures	282	$100,117,050	March 2013	$(367,517)
[8]United States Treasury Bond 30-Year Short Futures	30	$4,425,000	March 2013	$35,792
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(331,725)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $15,624,658, which represented 6.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $15,624,658, which represented 6.6% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Discount rate at time of purchase.
5	Affiliated holding.
6	The cost of investments for federal tax purposes amounts to $215,893,068.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$51,793,968	$—	$—	$51,793,968
International	16,978,997	—	—	16,978,997
Preferred Stocks
Domestic	15,906,369	3,824,705[1]	—	19,731,074
International	1,913,531	—	—	1,913,531
Debt Securities:
Adjustable Rate Mortgage	—	38,124	—	38,124
Collateralized Mortgage Obligations	—	8,551,135	—	8,551,135
Corporate Bonds	—	24,768,903	—	24,768,903
Foreign Governments/Agencies	—	13,087,707	—	13,087,707
Mortgage-Backed Securities	—	19,802,688	—	19,802,688
U.S. Treasury	—	6,397,588	—	6,397,588
Mutual Fund	61,016,697	—	—	61,016,697
Repurchase Agreement	—	5,944,000	—	5,944,000
TOTAL SECURITIES	$147,609,562	$82,414,850	$—	$230,024,412
OTHER FINANCIAL INSTRUMENTS[2]	$(331,725)	$—	$—	$(331,725)
1	Includes $1,245,487 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.22	$9.15	$8.67	$7.25	$9.62
Income From Investment Operations:
Net investment income[1]	0.44	0.43	0.39	0.46	0.45
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.77	0.00[2]	0.61	1.45	(2.32)
TOTAL FROM INVESTMENT OPERATIONS	1.21	0.43	1.00	1.91	(1.87)
Less Distributions:
Distributions from net investment income	(0.29)	(0.36)	(0.52)	(0.49)	(0.50)
Distributions from net realized gain on investments and foreign currency transactions	(0.58)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.87)	(0.36)	(0.52)	(0.49)	(0.50)
Net Asset Value, End of Period	$9.56	$9.22	$9.15	$8.67	$7.25
Total Return[3]	13.55%	4.77%	12.08%	28.28%	(20.38)%
Ratios to Average Net Assets:
Net expenses	0.82%	1.02%[4]	1.13%[4]	1.13%[4]	1.13%[4]
Net investment income	4.75%	4.74%	4.50%	6.03%	5.23%
Expense waiver/reimbursement[5]	0.16%	0.16%	0.33%	0.68%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,409	$122,494	$54,450	$36,913	$32,549
Portfolio turnover	27%	114%	96%	69%	95%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	27%	113%	96%	69%	94%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.02%, 1.11%, 1.12% and 1.13% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value including $61,016,697 of investment in an affiliated holding (Note 5) (identified cost $215,058,581)		$230,024,412
Cash		14,153
Cash denominated in foreign currencies (identified cost $290,898)		282,912
Income receivable		1,072,751
Receivable for investments sold		671,137
Receivable for shares sold		911,489
Receivable for daily variation margin		2,571,300
TOTAL ASSETS		235,548,154
Liabilities:
Payable for shares redeemed	$101,338
Payable for auditing fees	27,500
Payable for portfolio accounting fees	7,443
Accrued expenses	2,947
TOTAL LIABILITIES		139,228
Net assets for 24,625,769 shares outstanding		$235,408,926
Net Assets Consist of:
Paid-in capital		$220,579,622
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		14,625,947
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(8,024,011)
Undistributed net investment income		8,227,368
TOTAL NET ASSETS		$235,408,926
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$235,408,926 ÷ 24,625,769 shares outstanding, no par value, unlimited shares authorized		$9.56
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Dividends (including $2,598,194 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $76,597)			$6,952,348
Interest			2,504,019
TOTAL INCOME			9,456,367
Expenses:
Investment adviser fee (Note 5)		$1,271,719
Administrative fee (Note 5)		154,533
Custodian fees		22,443
Transfer and dividend disbursing agent fees and expenses		16,002
Directors'/Trustees' fees		1,510
Auditing fees		27,250
Legal fees		22,249
Portfolio accounting fees		89,215
Printing and postage		61,603
Insurance premiums		3,876
Miscellaneous		3,373
TOTAL EXPENSES		1,673,773
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(263,410)
Waiver of administrative fee	(15,670)
TOTAL REIMBURSEMENT AND WAIVER		(279,080)
Net expenses			1,394,693
Net investment income			8,061,674
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $13,442 on investments in an affiliated holding (Note 5))			400,108
Net realized gain on futures contracts			3,291,950
Net realized loss on swap contracts			(256,094)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			9,087,431
Net change in unrealized depreciation of futures contracts			(248,833)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			12,274,562
Change in net assets resulting from operations			$20,336,236
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,061,674	$4,061,488
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	3,435,964	11,680,830
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	8,838,598	(13,513,980)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,336,236	2,228,338
Distributions to Shareholders:
Distributions from net investment income	(4,110,897)	(2,077,694)
Distributions from net realized gain on investments	(8,254,819)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,365,716)	(2,077,694)
Share Transactions:
Proceeds from sale of shares	121,091,557	4,005,815
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund - Managed Portfolio	—	79,932,309
Net asset value of shares issued to shareholders in payment of distributions declared	12,365,716	2,077,694
Cost of shares redeemed	(28,513,054)	(18,122,161)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	104,944,219	67,893,657
Change in net assets	112,914,739	68,044,301
Net Assets:
Beginning of period	122,494,187	54,449,886
End of period (including undistributed net investment income of $8,227,368 and $4,163,140, respectively)	$235,408,926	$122,494,187
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.
On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund - Managed Portfolio (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 14, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:
Net investment income*	$4,777,841
Net realized and unrealized gain on investments	$69,376
Net increase in net assets resulting from operations	$4,847,217
*	Net investment income includes $245,073 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets for the year ended December 31, 2011.
For every one share of EquiTrust Variable Insurance Series Fund - Managed Portfolio Initial Class shares exchanged, a shareholder received 1.655 shares of Federated Managed Volatility Fund II.
For every one share of EquiTrust Variable Insurance Series Fund - Managed Portfolio Service Class shares exchanged, a shareholder received 1.720 shares of Federated Managed Volatility Fund II.
The Fund received assets from the EquiTrust Variable Insurance Series Fund - Managed Portfolio as follows:
Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund - Managed Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
8,669,448	$79,932,309	$13,634,965	$53,474,645	$133,406,954
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund - Managed Portfolio Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
18

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
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Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $71,104,600 and $7,287,736, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “ swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At December 31, 2012, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $1,523,077. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
20

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(331,725)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$3,291,950	$—	$3,291,950
Foreign exchange contracts	—	—	(1,190)	(1,190)
Credit contracts	(256,094)	—	—	(256,094)
TOTAL	$(256,094)	$3,291,950	$(1,190)	$3,034,666
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(248,833)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	13,074,734	438,555
Shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund - Managed Portfolio	—	8,669,448
Shares issued to shareholders in payment of distributions declared	1,352,923	230,343
Shares redeemed	(3,087,364)	(2,003,738)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	11,340,293	7,334,608
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, market discount reclasses and litigation payments.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(19,217)	$113,451	$(94,234)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$4,110,897	$2,077,694
Long-term capital gains	$8,254,819	$—
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$8,230,090
Net unrealized appreciation	$14,119,452
Capital loss carryforwards	$(7,520,238)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and dollar-roll transactions.
At December 31, 2012, the cost of investments for federal tax purposes was $215,893,068. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and b) futures contracts was $14,131,344. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,936,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,804,991.
At December 31, 2012, the Fund had a capital loss carryforward of $7,520,238 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$242,743	NA	$242,743
2016	$4,559,873	NA	$4,559,873
2017	$2,717,622	NA	$2,717,622
As a result of the tax-free transfer of assets from Federated Equity Income Fund II and EquiTrust Variable Insurance Series Fund - Managed Portfolio, the use of certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $3,122,150 to offset capital gains realized during the year ended December 31, 2012.
Annual Shareholder Report
22

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2012, the Sub-Adviser earned a fee of $218,904.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $15,670 of its fee. The net fee paid to FAS was 0.082% of average daily net assets of the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.86% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended December 31, 2012, the Adviser reimbursed $263,410. Transactions involving the affiliated holding during the year ended December 31, 2012, were as follows:
Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2011	4,275,573
Purchases/Additions	4,383,786
Sales/Reductions	149,360
Balance of Shares Held 12/31/2012	8,509,999
Value	$61,016,697
Dividend Income	$2,598,194
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated High Income Bond Fund II (IFHIBF), a portfolio of Federated Insurance Series, which is managed by Federated Investment Management Company, the Fund's Sub-Adviser. The investment objective of IFHIBF is to achieve high current income. Income distributions from IFHIBF are declared and paid annually, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from IFHIBF are declared and paid annually, and are recorded by the Fund as capital gains.
Annual Shareholder Report
23

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$117,935,961
Sales	$ 37,674,365
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At December 31, 2012, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	47.1%
Canada	3.1%
Great Britain	2.4%
Mexico	2.2%
Russia	1.6%
Brazil	1.3%
Venezuela	1.2%
Indonesia	0.9%
Isle of Man	0.9%
Cayman Islands	0.8%
Turkey	0.8%
Netherlands	0.7%
Peru	0.6%
China	0.5%
Luxembourg	0.5%
Argentina	0.4%
France	0.4%
Kazakhstan	0.4%
Philippines	0.4%
Ireland	0.3%
United Arab Emirates	0.3%
Uruguay	0.3%
Bermuda	0.2%
Chile	0.2%
Colombia	0.2%
Israel	0.2%
Panama	0.2%
Thailand	0.2%
El Salvador	0.1%
Lithuania	0.1%
Marshall Islands	0.1%
Morocco	0.1%
Paraguay	0.1%
Qatar	0.1%
Serbia	0.1%
Singapore	0.1%
South Africa	0.1%
Sri Lanka	0.1%
Annual Shareholder Report
24

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2012, the amount of long-term capital gains designated by the Fund was $8,254,819.
Of the ordinary income distributions made by the Fund during the year ended December 31, 2012, 37.2% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
25

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Insurance series AND SHAREHOLDERS OF Federated Managed volatility fund ii:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Managed Volatility Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Managed Volatility Fund II as of December 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 14, 2013
Annual Shareholder Report
26

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,071.70	$4.22
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.06	$4.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Annual Shareholder Report
27

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2012
Federated Managed Volatility Fund II (the “Fund”)
(formerly, Federated Capital Income Fund II)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the
Annual Shareholder Report
31

Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
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It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
G00845-01 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2012 through December 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 14.70% for Primary Shares and 14.31% for Service Shares. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 15.78% during the same period. The total return of the Lipper Variable Underlying Funds High Current Yield Funds Average (LFHCYFA)2 was 14.09% for the same period. The Fund's and the Lipper Average's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
The following discussion will focus on the performance of the Fund's Primary Shares.
MARKET OVERVIEW
The high-yield3 market had its fourth straight year of attractive total returns in 2012. Several factors led to the attractive returns. First, the U.S. economy continued to experience slow but positive growth, despite very weak economic conditions in Europe and concerns about the threat of simultaneous spending cuts and tax increases in the United States that were slated to occur at the end of 2012 (i.e., the “fiscal cliff”). Also, central banks worldwide adopted aggressive pro-growth policies designed to ward off recession. In addition, corporate credit measures, led by expanding earnings and cash flow, remained strong resulting in below average default rates. Finally, low interest rates on a global scale encouraged investors to increase their risk appetite resulting in strong demand for high-yield securities. The benefit of these factors can be illustrated by the decline in the yield spread between high-yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,4 went from 728 basis points on December 31, 2011 to 554 basis points on December 31, 2012.5
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Home Construction, Wireless Telecommunications, Financial Institutions, Building Materials and Services. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Metals, Consumer Products, Energy, Media Cable and Electric Utilities. Consistent with the strong performance of the BHY2%ICI, the lowest quality “CCC”-rated sector led the way returning 18.34%, followed by the “B”-rated sector which returned 15.53% and the highest quality “BB”-rated sector lagging at a still-attractive absolute return of 14.49%.
Fund Performance
Although the Fund underperformed the BHY2%ICI for the 12-month reporting period, the Fund did outperform its respective peers (LFHCYFA). The Fund was negatively affected by poor security selection in the Consumer Products, Technology, Chemical and Automotive sectors. Poor security selection within and an underweight to the strong performing Financial Institution sector also negatively affected Fund performance. Furthermore, an underweight to the strong performing Home Construction sector also detracted from Fund performance. The Fund's cash position had a negative effect on Fund performance, given low cash rates and strong returns for the overall market. Specific Fund holdings that substantially underperformed the BHY2%ICI included: ATP Oil & Gas, Edison Mission Energy, Advanced Micro Devices, Allen Systems and Altegrity.
The Fund benefited from strong security selection in the Healthcare, Building Material, Packaging and Retail sectors. The Fund's performance also benefited from an underweight to the poor performing Metals, Mining, Media Cable, Energy and Consumer Products sectors. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Sprint, Nortek, DJO Finance LLC, Ply Gem and Ally Financial.
1	Barclays Capital changed the name of “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
2	Lipper figures represent the average of the total returns reported by all funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. The average is unmanaged, and it is not possible to invest directly in an average.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.

Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated High Income Bond Fund II (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Lipper Variable Underlying Funds High Current Yield Funds Average (LFHCYFA)2 and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).
Average Annual Total Returns for the Period Ended 12/31/2012
Share Class	1 Year	5 Years	10 Years
Primary Shares	14.70%	9.38%	9.54%
Service Shares	14.31%	9.10%	9.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment–PRIMARY SHARES
Growth of a $10,000 Investment–SERVICE SHARES
1	The Fund's performance assumes the reinvestment of all dividends and distributions. Barclays Capital changed the name of the BHY2%ICI Index from “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI and the LFHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The LFHCYFA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	13.9%
Health Care	10.1%
Energy	8.7%
Media—Non-Cable	5.8%
Automotive	5.7%
Financial Institutions	5.1%
Food & Beverage	4.8%
Retailers	4.7%
Packaging & Containers	4.3%
Consumer Products	4.0%
Utility—Natural Gas	3.7%
Wireless Communications	3.5%
Other[2]	23.3%
Cash Equivalents[3]	0.7%
Other Assets and Liabilities—Net[4]	1.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the BHY2%ICI. Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
3

Portfolio of Investments
December 31, 2012
Principal Amount or Shares			Value
		Corporate Bonds—97.3%
		Aerospace/Defense—0.9%
$350,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$264,250
525,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	559,125
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	293,563
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,277,937
200,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	209,000
		TOTAL	2,603,875
		Automotive—5.6%
750,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	751,875
200,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	217,250
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	536,250
725,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	739,500
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	517,750
775,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	856,375
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	459,000
1,225,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,044,312
250,000		Ford Motor Credit Co., 4.25%, 2/3/2017	267,994
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	279,385
450,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	469,481
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	304,017
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	292,318
550,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	595,375
1,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,025,750
1,025,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,132,625
1,075,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	994,375
400,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	446,000
825,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	936,375
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	668,750
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	492,188
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	163,500
429,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	482,625
625,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	687,500
1,525,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,519,281
		TOTAL	15,879,851
		Building Materials—3.4%
200,000		Anixter International, Inc., 5.625%, 5/1/2019	211,500
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	221,500
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	331,500
700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	759,500
950,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	1,035,500
825,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	886,875
1,100,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,113,750
325,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	361,562
950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,059,250
400,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	447,000
275,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	293,563
1,000,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,085,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	$1,002,250
625,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	703,125
		TOTAL	9,511,875
		Chemicals—2.2%
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	352,625
1,025,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	930,187
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	800,187
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	481,688
233,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	233,583
275,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	315,563
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	442,000
550,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	544,500
275,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	202,125
950,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	984,437
564,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	620,400
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	284,952
		TOTAL	6,192,247
		Construction Machinery—0.8%
200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	226,500
525,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	611,625
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,279,375
150,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	165,375
		TOTAL	2,282,875
		Consumer Products—4.0%
825,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	829,125
750,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	776,250
850,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	961,562
825,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	891,000
550,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	612,563
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	251,438
500,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	551,250
1,075,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,079,042
925,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	931,937
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	262,625
150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	122,250
850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	890,375
1,125,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	1,209,375
100,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	114,000
1,600,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,444,000
250,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	263,750
		TOTAL	11,190,542
		Energy—8.7%
675,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	77,625
725,000	[1,2]	Antero Resources Corp., Series 144A, 6.00%, 12/1/2020	737,687
125,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	125,000
525,000	[1,2]	Basic Energy Services, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 10/15/2022	514,500
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	261,250
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	135,000
375,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	414,375
Annual Shareholder Report
5

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$550,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	$567,875
950,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,085,375
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,469,812
450,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	451,125
650,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	615,875
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	431,000
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	430,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	470,250
550,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	594,000
275,000		Concho Resources, Inc., 5.50%, 4/1/2023	289,438
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	504,000
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	281,370
225,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	245,250
1,000,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,132,500
350,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	347,813
175,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	192,063
675,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	774,562
725,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	648,875
300,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	316,500
975,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	984,750
375,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	399,375
825,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	895,125
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	615,250
225,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	228,375
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	547,500
375,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	356,250
625,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	676,562
375,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	404,062
650,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	693,875
325,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	325,000
750,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	806,250
275,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	310,063
275,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	301,125
150,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	161,250
1,100,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	1,210,000
325,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	363,188
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	456,875
200,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	208,500
450,000	[1,2]	W&T Offshore, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/15/2019	486,000
850,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	918,000
		TOTAL	24,460,495
		Entertainment—1.1%
700,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	791,000
725,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	806,562
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	360,750
100,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	101,750
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
375,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	416,250
Annual Shareholder Report
6

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Entertainment—continued
$725,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	$726,813
		TOTAL	3,203,125
		Environmental—0.2%
625,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	659,375
		Financial Institutions—4.9%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	302,812
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	667,406
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,691,250
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,665,885
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	295,454
400,000		CIT Group, Inc., 5.00%, 5/15/2017	426,000
850,000		CIT Group, Inc., 5.25%, 3/15/2018	913,750
150,000		CIT Group, Inc., 5.375%, 5/15/2020	164,625
625,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	653,125
150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	170,250
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	568,746
625,000		International Lease Finance Corp., 5.875%, 8/15/2022	662,544
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	158,825
350,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	374,500
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	298,750
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	676,500
1,625,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,885,000
575,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	612,375
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	236,813
1,225,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,225,000
		TOTAL	13,649,610
		Food & Beverage—4.8%
1,050,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,077,573
850,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	855,321
266,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	287,280
200,000		Constellation Brands, Inc., 4.625%, 3/1/2023	210,000
875,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	964,688
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,068,375
1,475,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,545,062
1,700,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,887,000
600,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	613,500
475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	508,250
624,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	636,480
400,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	421,000
875,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	969,062
225,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	263,250
2,175,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	2,229,375
		TOTAL	13,536,216
		Gaming—3.3%
850,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	892,500
782,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	807,415
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	489,938
400,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	398,250
350,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	345,625
Annual Shareholder Report
7

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Gaming—continued
$1,375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	$1,479,844
475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	510,625
875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	942,812
225,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	230,344
525,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	588,000
650,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	708,500
705,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	716,061
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	488,813
525,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	565,687
		TOTAL	9,164,414
		Health Care—10.1%
925,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	923,844
1,075,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	1,146,219
950,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	973,750
850,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	833,000
1,275,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,233,562
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	201,375
75,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	82,313
575,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	596,562
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	688,187
1,400,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,544,375
875,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	967,969
1,200,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,308,000
100,000		HCA, Inc., 6.25%, 2/15/2021	102,750
425,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	464,313
825,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	855,937
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	732,250
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	535,563
2,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,702,500
475,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	514,188
1,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,235,000
500,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	527,500
975,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,111,500
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,596,000
750,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	836,250
775,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	918,375
650,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	585,000
775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	864,125
250,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 3.902%, 6/1/2015	250,156
525,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	554,531
1,450,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	1,529,750
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,430,000
650,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	695,500
		TOTAL	28,540,344
		Industrial - Other—3.3%
150,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	159,750
175,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	188,125
650,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	671,125
325,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	336,375
Annual Shareholder Report
8

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Industrial - Other—continued
$700,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	$752,500
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	702,000
150,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	156,000
725,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	753,094
500,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	467,500
225,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	239,625
550,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	566,500
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	309,000
425,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	427,125
337,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	385,865
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	674,375
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	898,218
325,000	[1,2]	The Hillman Group, Inc., Series 144A, 10.875%, 5/31/2018	351,000
825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	891,000
382,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	425,930
		TOTAL	9,355,107
		Lodging—0.4%
250,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	278,125
619,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	636,023
300,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	318,750
		TOTAL	1,232,898
		Media - Cable—1.6%
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	366,188
300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	300,750
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	246,938
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	613,250
100,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	109,500
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	112,500
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	623,156
100,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	104,750
1,375,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,485,000
525,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	539,437
		TOTAL	4,501,469
		Media - Non-Cable—5.8%
475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	546,250
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	378,750
1,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,256,500
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	150,375
725,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	755,812
275,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	283,938
1,075,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,088,437
1,225,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,385,781
850,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	839,375
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	911,625
633,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	689,970
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	19,688
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	505,125
200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	207,250
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	648,000
Annual Shareholder Report
9

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$525,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	$581,438
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	305,250
325,000	[1,2]	Lamar Media Corp., Series 144A, 5.00%, 5/1/2023	335,563
225,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	245,250
250,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	280,625
525,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	525,000
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,277,937
275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	279,125
975,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	984,750
675,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	744,187
975,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	1,092,000
		TOTAL	16,318,001
		Metals & Mining—0.3%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
250,000		Penn Virginia Resource Partners, LP, 8.25%, 4/15/2018	266,250
400,000	[1,2]	Penn Virginia Resource Partners, LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	433,000
		TOTAL	699,325
		Packaging & Containers—4.3%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,204,500
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	436,000
500,000		Ball Corp., 5.00%, 3/15/2022	537,500
500,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	552,500
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	390,250
700,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	703,500
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	220,250
375,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	435,000
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	813,750
1,000,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	1,035,000
1,450,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	1,479,000
775,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	798,250
300,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	313,500
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,505,000
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	216,000
175,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	145,250
1,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,434,375
		TOTAL	12,219,625
		Paper—0.5%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	109,500
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	191,625
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	244,125
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	222,000
600,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	633,000
		TOTAL	1,400,250
		Restaurants—1.4%
1,550,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,768,937
1,125,000		NPC International/OPER Co. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,310,625
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.808%, 3/15/2014	847,875
		TOTAL	3,927,437
Annual Shareholder Report
10

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Retailers—4.7%
$400,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	$407,000
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	947,750
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	244,688
925,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	827,875
775,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	785,656
1,575,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,610,437
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	682,813
950,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,047,375
150,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2018	165,375
1,075,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,109,937
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,282,250
275,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	296,313
100,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	109,000
725,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	804,750
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,826,580
300,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	310,500
650,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	674,440
		TOTAL	13,132,739
		Services—1.1%
775,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	821,500
1,050,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,110,375
650,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	672,750
375,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	390,938
		TOTAL	2,995,563
		Technology—13.9%
175,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	144,813
1,050,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	884,625
675,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	506,250
875,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	800,625
301,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	323,199
1,575,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,712,812
1,225,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,347,500
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,037,875
1,300,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,407,250
775,000		Emdeon, Inc., 11.00%, 12/31/2019	899,000
1,450,000		Epicor Software Corp., 8.625%, 5/1/2019	1,529,750
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	437,000
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	284,063
325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	326,625
2,425,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,491,687
575,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	619,563
1,025,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,124,937
200,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	209,250
350,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	350,000
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	1,007,094
725,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	719,562
1,000,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,130,000
200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	203,500
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	509,625
Annual Shareholder Report
11

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,100,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	$1,090,375
1,550,000		Lawson Software Inc., Series WI, 11.50%, 7/15/2018	1,821,250
900,000		Lawson Software Inc., Series WI, 9.375%, 4/1/2019	1,014,750
1,200,000		Lender Processing Services, 5.75%, 4/15/2023	1,251,000
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	928,125
650,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	594,750
500,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	502,500
400,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	408,500
800,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	840,000
525,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	540,750
550,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	390,500
200,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	220,750
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,096,875
250,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	269,375
1,100,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,182,500
1,075,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,107,250
450,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	472,500
950,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	976,125
1,400,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,501,500
400,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	468,000
625,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	648,438
975,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	1,035,937
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	714,125
		TOTAL	39,082,480
		Textile—0.1%
175,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	177,625
		Transportation—0.4%
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	465,906
500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	555,000
		TOTAL	1,020,906
		Utility - Electric—1.6%
540,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	599,400
325,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	347,750
575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	641,125
450,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	509,625
174,330	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	148,648
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	900,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	139,375
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	501,750
525,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	564,375
275,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	216,563
		TOTAL	4,568,611
		Utility - Natural Gas—3.7%
925,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	940,031
375,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	405,938
675,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	728,156
875,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	949,375
575,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	651,568
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	232,083
Annual Shareholder Report
12

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$1,500,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	$1,740,000
400,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	430,000
350,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	362,250
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	385,875
525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	580,125
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	214,500
244,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	262,910
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	328,500
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	765,000
949,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	1,036,783
200,000		Targa Resources, Inc., 6.875%, 2/1/2021	220,000
200,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	219,000
		TOTAL	10,452,094
		Wireless Communications—3.5%
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	459,000
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	111,000
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	491,625
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	216,000
1,300,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,436,500
1,175,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,252,844
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	435,000
1,350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,410,750
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,135,250
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,144,687
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	349,500
450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	464,625
		TOTAL	9,906,781
		Wireline Communications—0.7%
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	340,844
200,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	213,750
600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	668,250
600,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	657,000
175,000	[1,2]	TW Telecom, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 10/1/2022	183,969
		TOTAL	2,063,813
		TOTAL CORPORATE BONDS (IDENTIFIED COST $261,724,814)	273,929,568
		COMMON STOCKS—0.1%
		Automotive—0.1%
9,693	[3]	General Motors Co.	279,449
2,433	[3]	Motors Liquidation Co.	51,580
		TOTAL	331,029
		Metals & Mining—0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,540,869)	331,029
Annual Shareholder Report
13

Principal Amount or Shares			Value
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	$589,331
		REPURCHASE AGREEMENT—0.7%
$2,059,000		Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862. (AT COST)	2,059,000
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $265,513,551)[6]	276,908,928
		OTHER ASSETS AND LIABILITIES - NET—1.7%[7]	4,792,872
		TOTAL NET ASSETS—100%	$281,701,800
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $97,165,852, which represented 34.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $96,246,704, which represented 34.2% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $266,509,887.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$273,909,805	$19,763[1]	$273,929,568
Equity Securities:
Common Stock
Domestic	331,029	—	0	331,029
International	—	—	0	0
Preferred Stock
Domestic	—	589,331	—	589,331
Repurchase Agreement	—	2,059,000	—	2,059,000
TOTAL SECURITIES	$331,029	$276,558,136	$19,763	$276,908,928
1	Includes $17,719 of a corporate bond security transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that this security more appropriately meets the definition of Level 3. Transfer shown represents the value of the security at the beginning of the period.
See Notes which are an integral part of the Financial Statements
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14

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.76	$7.03	$6.67	$5.03	$7.49
Income From Investment Operations:
Net investment income[1]	0.49	0.53	0.56	0.55	0.58
Net realized and unrealized gain (loss) on investments	0.46	(0.18)	0.36	1.78	(2.37)
TOTAL FROM INVESTMENT OPERATIONS	0.95	0.35	0.92	2.33	(1.79)
Less Distributions:
Distributions from net investment income	(0.54)	(0.62)	(0.56)	(0.69)	(0.67)
Net Asset Value, End of Period	$7.17	$6.76	$7.03	$6.67	$5.03
Total Return[2]	14.70%	5.17%	14.73%	52.85%	(25.99)%
Ratios to Average Net Assets:
Net expenses	0.77%	0.79%	0.78%	0.78%	0.79%
Net investment income	7.14%	7.77%	8.41%	9.64%	8.96%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.02%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$205,500	$157,842	$164,640	$168,092	$117,303
Portfolio turnover	33%	38%	45%	33%	15%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$6.73	$7.00	$6.65	$5.01	$7.45
Income From Investment Operations:
Net investment income[1]	0.47	0.51	0.54	0.53	0.56
Net realized and unrealized gain (loss) on investments	0.45	(0.18)	0.36	1.78	(2.35)
TOTAL FROM INVESTMENT OPERATIONS	0.92	0.33	0.90	2.31	(1.79)
Less Distributions:
Distributions from net investment income	(0.52)	(0.60)	(0.55)	(0.67)	(0.65)
Net Asset Value, End of Period	$7.13	$6.73	$7.00	$6.65	$5.01
Total Return[2]	14.31%	4.92%	14.38%	52.47%	(26.09)%
Ratios to Average Net Assets:
Net expenses	1.02%	1.04%	1.03%	1.03%	1.04%
Net investment income	6.88%	7.50%	8.16%	9.39%	8.68%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.02%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$76,202	$71,867	$84,800	$81,866	$55,262
Portfolio turnover	33%	38%	45%	33%	15%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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16

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value (identified cost $265,513,551)		$276,908,928
Cash		905
Income receivable		5,059,825
Receivable for shares sold		32,662
TOTAL ASSETS		282,002,320
Liabilities:
Payable for shares redeemed	$269,607
Payable for Directors'/Trustees' fees	541
Payable for distribution services fee (Note 5)	16,222
Accrued expenses	14,150
TOTAL LIABILITIES		300,520
Net assets for 39,352,862 shares outstanding		$281,701,800
Net Assets Consist of:
Paid-in capital		$276,457,812
Net unrealized appreciation of investments		11,395,377
Accumulated net realized loss on investments		(25,946,568)
Undistributed net investment income		19,795,179
TOTAL NET ASSETS		$281,701,800
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$205,499,839 ÷ 28,667,395 shares outstanding, no par value, unlimited shares authorized		$7.17
Service Shares:
$76,201,961 ÷ 10,685,467 shares outstanding, no par value, unlimited shares authorized		$7.13
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended December 31, 2012
Investment Income:
Interest		$20,691,786
Dividends		43,750
TOTAL INCOME		20,735,536
Expenses:
Investment adviser fee (Note 5)	$1,572,533
Administrative fee (Note 5)	204,506
Custodian fees	15,047
Transfer and dividend disbursing agent fees and expenses	25,742
Directors'/Trustees' fees	2,759
Auditing fees	27,500
Legal fees	8,252
Portfolio accounting fees	115,468
Distribution services fee (Note 5)	193,421
Printing and postage	50,446
Insurance premiums	3,839
Miscellaneous	3,291
TOTAL EXPENSES	2,222,804
Waiver of administrative fee (Note 5)	(3,204)
Net expenses		2,219,600
Net investment income		18,515,936
Realized and Unrealized Gain on Investments:
Net realized gain on investments		3,195,741
Net change in unrealized depreciation of investments		13,001,426
Net realized and unrealized gain on investments		16,197,167
Change in net assets resulting from operations		$34,713,103
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,515,936	$18,377,824
Net realized gain on investments	3,195,741	5,949,818
Net change in unrealized appreciation/depreciation of investments	13,001,426	(13,011,424)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,713,103	11,316,218
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(13,024,797)	(13,785,722)
Service Shares	(5,841,657)	(7,019,210)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,866,454)	(20,804,932)
Share Transactions:
Proceeds from sale of shares	100,963,967	88,628,005
Net asset value of shares issued to shareholders in payment of distributions declared	16,268,260	19,732,929
Cost of shares redeemed	(81,085,876)	(118,603,135)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	36,146,351	(10,242,201)
Change in net assets	51,993,000	(19,730,915)
Net Assets:
Beginning of period	229,708,800	249,439,715
End of period (including undistributed net investment income of $19,795,179 and $18,828,776, respectively)	$281,701,800	$229,708,800
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 – 2/28/2012	$692,000	$506,250
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 3/25/2008	$320,896	$264,250
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$174,330	$148,648
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended December 31	2012		2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	10,718,739	$73,230,932	8,172,025	$55,173,550
Shares issued to shareholders in payment of distributions declared	1,584,590	10,426,602	1,914,716	12,713,719
Shares redeemed	(6,970,243)	(47,671,194)	(10,171,437)	(68,262,412)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	5,333,086	$35,986,340	(84,696)	$(375,143)
Year Ended December 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,013,638	$27,733,035	5,040,245	$33,454,455
Shares issued to shareholders in payment of distributions declared	890,496	5,841,658	1,060,304	7,019,210
Shares redeemed	(4,895,075)	(33,414,682)	(7,540,535)	(50,340,723)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	9,059	$160,011	(1,439,986)	$(9,867,058)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,342,145	$36,146,351	(1,524,682)	$(10,242,201)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted bonds, regulatory settlement proceeds and discount accretion/premium amortization on debt securities.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,331)	$1,316,921	$(1,314,590)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$18,866,454	$20,804,932
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$19,839,012
Net unrealized appreciation	$10,399,041
Capital loss carryforwards	$(24,994,065)
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The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bonds and discount accretion/premium amortization on debt securities.
At December 31, 2012, the cost of investments for federal tax purposes was $266,509,887. The net unrealized appreciation of investments for federal tax purposes was $10,399,041. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,650,075 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,251,034.
At December 31, 2012, the Fund had a capital loss carryforward of $24,994,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$2,881,023	NA	$2,881,023
2017	$13,179,638	NA	$13,179,638
2018	$8,933,404	NA	$8,933,404
The Fund used capital loss carryforwards of $2,520,374 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $3,204 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$193,421
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2012, FSC did not retain any fees paid by the Fund.
Expense Limitation
Effective May 1, 2012, the Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.82% and 1.07% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended December 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $152,250, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$118,826,446
Sales	$84,064,735
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
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24

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Insurance series AND SHAREHOLDERS OF Federated High Income bond fund ii:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated High Income Bond Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High Income Bond Fund II as of December 31, 2012 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 14, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,065.40	$4.00
Service Shares	$1,000	$1,064.20	$5.29
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.27	$3.91
Service Shares	$1,000	$1,020.01	$5.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.77%
Service Shares	1.02%
Annual Shareholder Report
26

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract–May 2012
Federated High Income Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00844-01 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 17.29% for the Primary Shares and 17.01% for the Service Shares. The Fund's benchmark, the Russell Midcap® Growth Index (the RMGI),1 a broad-based securities market index, had a total return of 15.81% and the Lipper Variable Underlying Multi-Cap Growth Funds Average (LMCGA)2 had a total return of 15.03% for the same period. The Fund's and the Lipper Average's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the RMGI.
For purposes of the following, the discussion will focus on the Fund's Primary Shares.
MARKET OVERVIEW
The stock market as a whole posted very strong returns during the early part of the reporting period but then retreated into negative return territory during the May through June period. The equity markets, as measured by the Standard and Poor's 500 Index (S&P 500),3 bottomed in June before finishing the year up 16.0% after a powerful rally during the second half of the year. Large-cap companies underperformed mid- and small-cap companies on a relative basis. The Russell Midcap® Index,4 representing mid-cap stocks, returned 17.28%, and the Russell 2000® Index,5 representing small-cap stocks, returned 16.35%. In terms of investment style, value stocks in the Russell Midcap® Index outperformed growth stocks by 2.7% during the period. The best-performing Russell Midcap® Growth sectors were Telecom Services up 30.3%, Materials up 29% and Health Care up 26.6%. The weakest-performing sectors during the quarter were Utilities down -3.9%, Energy up 1.6% and Consumer Staples up 7.0%.
During the reporting period, the global economy was mixed with positive news in the employment market, but signs emerged of renewed economic slowing especially in the troubled European Monetary Union. Europe officially entered a recession with two consecutive quarters of GDP declines. Central banks around the world kept interest rates very low in order to continue to provide unprecedented economic stimulus. The U.S. dollar was essentially flat versus the euro, but the Japanese yen strengthened significantly versus the dollar. Macroeconomic concerns still dominated the global headlines with the threat of simultaneous spending cuts and tax increases that were slated to occur in the United States at the end of 2012 (i.e., the “fiscal cliff”), the euro-zone economic malaise and rising global inflation news articles abounding. Valuations of many companies increased from the depressed levels of 2008 and 2009, and numerous opportunities for attractive stocks were still evident in the market. Global economic risks remained; however, the earnings of certain companies were strong, and profit margins remained at historically high levels.
FUND PERFORMANCE
The Fund outperformed its respective peers (LMCGA) and the RMGI over the 12-month reporting period. Key factors affecting Fund performance included sector allocation, stock selection and country allocation. The Fund's relative outperformance was driven by its sector allocation. The Fund maintained higher than benchmark exposure to Financials and Health Care which substantially benefited Fund performance. The Fund underweighted Consumer Staples and Energy sectors which benefited Fund performance.
The 10 stocks that contributed the most to outperformance versus the RMGI were: Prada (+113%), Amadeus (+58%), Apple (+33%), Dyax (+156%), Gilead Sciences (+55%), Samsonite (+33%), Nxp Semiconductor (+72%), JP Morgan Chase (+36%), Michael Kors (+87%) and Housing Development Finance (+25%).
The 10 stocks that negatively affected Fund performance were: Cetip (-13%), Johnson Controls (-17%), Progenics (-65%), Zynga (-75%), Corcept Therapeutics (-58%), Salix Pharmaceutical (-15%), Zogenix (-38%), Mongolian Mining (-41%), Active Network (-70%) and Str Holdings (-75%).
The Fund's international holdings6 also benefited Fund performance during the reporting period. Finally, negligible derivatives exposure did not help or hurt Fund performance during the reporting period.
At the end of the reporting period, approximately 75% of the portfolio was invested in four large sectors: Industrials, Health Care, Financials and Information Technology. These sectors have historically provided good opportunities for bottom-up growth investors. The cash position of the Fund was less than 4.0%.
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1	The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The index is unmanaged, and it is not possible to invest directly in an index.
2	Lipper figures represent the average of the total returns reported by all funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. The average is unmanaged, and it is not possible to invest directly in an average.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell 2000® measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index. The index is unmanaged, and it is not possible to invest directly in an index.
6	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Kaufmann Fund II (the “Fund”) from December 31, 2002 to December 31, 2012, for Primary Shares and from May 1, 2003 (start of performance) to December 31, 2012, for Service Shares, compared to the Russell Midcap Growth Index (RMGI)2 and the Lipper Variable Underlying Multi-Cap Growth Funds Average (LMCGA).3
Average Annual Total Returns for the Period Ended 12/31/2012
Share Class	1 Year	5 Years	10 Years	Start of Performance*
Primary Shares	17.29%	-1.99%	8.40%	N/A
Service Shares	17.01%	-2.22%	N/A	8.05%
*	The Fund's Service Shares start of performance date was May 1, 2003.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–PRIMARY SHARES
Growth of a $10,000 investment–SERVICE SHARES
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
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Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	24.0%
Financials	19.4%
Industrials	15.3%
Information Technology	15.0%
Consumer Discretionary	12.6%
Materials	6.3%
Consumer Staples	1.1%
Telecommunication Services	1.0%
Utilities	0.7%
Securities Lending Collateral[2]	0.5%
Cash Equivalents[3]	5.1%
Other Assets and Liabilities—Net[4]	(1.0)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
December 31, 2012
Principal Amount or Shares			Value
		COMMON STOCKS—94.4%
		Consumer Discretionary—12.6%
17,213		Arezzo Industria e Comercio SA	$332,984
12,000		Cia Hering	248,077
42,434		D.R. Horton, Inc.	839,345
17,600	[1]	Del Frisco's Restaurant Group LLC	274,384
6,694	[1,2,3]	Inretail Peru Corp., Series 144A, GDR	140,239
88,300		L'Occitane International SA	280,784
19,100		Las Vegas Sands Corp.	881,656
4,600		Lennar Corp., Class A	177,882
18,282	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	307,869
894	[1]	Meritage Corp.	33,391
17,700	[1]	Michael Kors Holdings Ltd.	903,231
477,183		NagaCorp Limited	292,369
12,598		National CineMedia, Inc.	178,010
7,445	[1]	Penn National Gaming, Inc.	365,624
213,000		Prada Holding SpA	2,060,569
201	[1]	Priceline.com, Inc.	124,861
868,636		Samsonite International SA	1,817,147
18,546	[1]	Shutterfly, Inc.	553,969
17,600		Starbucks Corp.	943,712
6,400	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	628,864
36,604	[1]	Yoox SpA	581,310
		TOTAL	11,966,277
		Consumer Staples—1.1%
36,600		Almacenes Exito S.A.	739,480
10,800		ConAgra Foods, Inc.	318,600
		TOTAL	1,058,080
		Financials—19.4%
107,000	[1]	American International Group, Inc.	3,777,100
5,300		BlackRock, Inc.	1,095,563
388,128		CETIP SA-Mercados Organizado	4,844,593
39,000		CITIC Securities Co., Ltd.	99,616
350,000	[1]	Direct Line Insurance Group PLC	1,223,968
47,047		EverBank Financial Corp.	701,471
73,950		Fibra Uno Administracion SA	223,115
160,600		Housing Development Finance Corp. Ltd.	2,447,239
34,800		JPMorgan Chase & Co.	1,530,156
34,494		LPS Brasil Cons De Imoveis	638,318
13,800		Multiplan Empreendimentos Imobiliarios SA	407,293
42,300		Wells Fargo & Co.	1,445,814
		TOTAL	18,434,246
		Health Care—23.0%
58,187	[1]	Alkermes, Inc.	1,077,623
10,500		Allergan, Inc.	963,165
15,800	[1]	Amarin Corporation PLC, ADR	127,822
5,300	[1]	Ariad Pharmaceuticals, Inc.	101,654
7,900	[1]	Biogen Idec, Inc.	1,158,693
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
34,736	[1]	Conceptus, Inc.	$729,803
165,900	[1]	Corcept Therapeutics, Inc.	237,237
45,050	[1]	Cubist Pharmaceuticals, Inc.	1,894,803
134,500	[1]	Dexcom, Inc.	1,830,545
317,209	[1]	Dyax Corp.	1,103,887
42,986	[1]	Dynavax Technologies Corp.	122,940
71,035	[1]	ExamWorks Group, Inc.	993,780
45,600	[1]	Express Scripts Holding Co.	2,462,400
17,800	[1]	Gilead Sciences, Inc.	1,307,410
43,000	[1]	Insulet Corp.	912,460
93,500	[1]	Nektar Therapeutics	692,835
2,500	[1]	NuVasive, Inc.	38,650
148,000	[1]	Progenics Pharmaceuticals, Inc.	441,040
116,130	[1,4]	Protalix Biotherapeutics, Inc.	602,715
5,900	[1]	Puma Biotechnology, Inc.	110,625
3,050	[1]	Regeneron Pharmaceuticals, Inc.	521,764
47,500	[1]	Repligen Corp.	298,775
35,625	[1]	Salix Pharmaceuticals Ltd.	1,442,100
20,000	[1]	Seattle Genetics, Inc.	464,000
2,611	[1]	Team Health Holdings, Inc.	75,119
31,045	[1,4]	Threshold Pharmaceuticals, Inc., Class THL	130,699
53,098	[1]	Vical, Inc.	154,515
23,900	[1,4]	Vivus, Inc.	320,738
22,968		Warner Chilcott PLC	276,535
10,800	[1]	Watson Pharmaceuticals, Inc.	928,800
285,000	[1]	Zogenix, Inc.	379,050
		TOTAL	21,902,182
		Industrials—15.3%
28,400		Chicago Bridge & Iron Co., N.V.	1,316,340
17,600		Danaher Corp.	983,840
27,435		Expeditors International Washington, Inc.	1,085,054
3,000		FedEx Corp.	275,160
6,400	[1]	Fortune Brands Home & Security, Inc.	187,008
5,694	[1]	IHS, Inc., Class A	546,624
9,504		Kansas City Southern Industries, Inc.	793,394
62,685	[1]	MRC Global, Inc.	1,741,389
8,788		MSC Industrial Direct Co.	662,440
14,200	[1]	Owens Corning, Inc.	525,258
3,700		Precision Castparts Corp.	700,854
17,400	[1]	Quanta Services, Inc.	474,846
50,500	[1]	RPX Corp.	456,520
900		Roper Industries, Inc.	100,332
8,166		Ryder System, Inc.	407,728
22,528	[1]	Spirit Airlines, Inc.	399,196
4,400	[1]	Teledyne Technologies, Inc.	286,308
37,583		Trinity Industries, Inc.	1,346,223
26,600	[1]	Verisk Analytics, Inc.	1,356,600
10,800		Wabtec Corp.	945,432
		TOTAL	14,590,546
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—15.0%
73,500		Amadeus IT Holding SA	$1,844,429
2,600		Apple, Inc.	1,385,878
25,900		Avago Technologies Ltd.	819,994
8,900	[1]	Check Point Software Technologies Ltd.	423,996
6,350	[1]	Citrix Systems, Inc.	417,512
9,664	[1]	CoStar Group, Inc.	863,672
18,700	[1]	eBay, Inc.	954,074
7,000	[1]	IPG Photonics Corp.	466,550
11,833	[1,2,3]	Mail.RU Group Ltd., Series 144A, GDR	408,238
44,400	[1]	Microsemi Corp.	934,176
33,553	[1]	Moneygram International, Inc.	445,919
26,500	[1]	NCR Corp.	675,220
33,600	[1]	NIC, Inc.	549,024
36,400	[1]	NXP Semiconductors NV	959,868
14,000		Qualcomm, Inc.	868,280
12,700	[1]	RADWARE Ltd.	419,100
4,100	[1]	ServiceNow, Inc.	123,123
5,949	[1]	TNS, Inc.	123,323
5,956	[1]	Tyler Technologies, Inc.	288,509
4,200	[1]	VMware, Inc., Class A	395,388
43,750	[1]	Vantiv, Inc.	893,375
		TOTAL	14,259,648
		Materials—6.3%
7,100		Celanese Corp.	316,163
86,000	[1]	Cemex Latam Hldgs SA	553,865
17,700		Eagle Materials, Inc.	1,035,450
19,369		LyondellBasell Industries NV	1,105,776
900		Martin Marietta Materials	84,852
10,456		Reliance Steel & Aluminum Co.	649,318
5,560		Sherwin-Williams Co.	855,239
14,988		Sociedad Quimica Y Minera de Chile, ADR	863,909
7,350		Westlake Chemical Corp.	582,855
		TOTAL	6,047,427
		Telecommunication Services—1.0%
36,300	[1]	TW Telecom, Inc.	924,561
		Utilities—0.7%
8,400		ITC Holdings Corp.	646,044
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,658,220)	89,829,011
		WARRANTS—0.3%
		Health Care—0.3%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	1,834
17,387	[1]	Corcept Therapeutics, Inc., Warrants	9,622
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	1,329
71,998	[1]	Dynavax Technologies Corp., Warrants	172,011
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	96,984
128,250	[1,5]	Zogenix, Inc., Warrants	19,032
		TOTAL WARRANTS (IDENTIFIED COST $16,792)	300,812
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8

Principal Amount or Shares		Value
	Corporate Bonds—0.7%
	Health Care—0.7%
$255,000	Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	$283,251
330,000	Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	402,947
	TOTAL CORPORATE BONDS (IDENTIFIED COST $585,000)	686,198
	Repurchase Agreements—5.6%
4,807,000	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	4,807,000
491,000	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862 (purchased with proceeds from securities lending collateral).	491,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	5,298,000
	TOTAL INVESTMENTS—101.0% (IDENTIFIED COST $69,558,012)[6]	96,114,021
	OTHER ASSETS AND LIABILITIES - NET— (1.0)%[7]	(930,649)
	TOTAL NET ASSETS—100%	$95,183,372
At December 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/2/2013	28,795 Hong Kong Dollar	$3,715	$0
Contracts Sold:
1/3/2013	26,534 Mexican Peso	$2,041	$(12)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(12)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities - Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $548,477, which represented 0.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $548,477, which represented 0.6% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $70,388,385.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$62,043,315	$—	$—	$62,043,315
International	9,379,043	18,406,653[1]	—	27,785,696
Debt Securities:
Corporate Bonds	—	686,198	—	686,198
Warrants	—	281,780	19,032	300,812
Repurchase Agreements	—	5,298,000	—	5,298,000
TOTAL SECURITIES	$71,422,358	$24,672,631	$19,032	$96,114,021
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(12)	$—	$(12)
1	Includes $23,750,511 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.84	$14.96	$12.69	$9.80	$18.82
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.09)[1]	0.09[1]	(0.00)[1,2]	(0.02)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.27	(1.88)	2.19	2.89	(7.27)
TOTAL FROM INVESTMENT OPERATIONS	2.22	(1.97)	2.28	2.89	(7.29)
Less Distributions:
Distributions from net investment income	—	(0.15)	(0.01)	—	(0.05)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(1.68)
TOTAL DISTRIBUTIONS	—	(0.15)	(0.01)	—	(1.73)
Net Asset Value, End of Period	$15.06	$12.84	$14.96	$12.69	$9.80
Total Return[3]	17.29%	(13.28)%	17.99%	29.49%	(41.79)%
Ratios to Average Net Assets:
Net expenses	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]
Net investment income (loss)	(0.34)%	(0.65)%	0.67%	(0.00)%[5]	(0.14)%
Expense waiver/reimbursement[6]	0.34%	0.29%	0.24%	0.31%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,192	$43,025	$62,352	$65,698	$37,588
Portfolio turnover	65%	63%	58%	100%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.64	$14.73	$12.51	$9.69	$18.61
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.13)[1]	0.06[1]	(0.03)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	2.24	(1.84)	2.16	2.85	(7.19)
TOTAL FROM INVESTMENT OPERATIONS	2.15	(1.97)	2.22	2.82	(7.24)
Less Distributions:
Distributions from net investment income	—	(0.12)	—	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(1.68)
TOTAL DISTRIBUTIONS	—	(0.12)	—	—	(1.68)
Net Asset Value, End of Period	$14.79	$12.64	$14.73	$12.51	$9.69
Total Return[2]	17.01%	(13.49)%	17.75%	29.10%	(41.91)%
Ratios to Average Net Assets:
Net expenses	1.78%[3]	1.78%[3]	1.78%[3]	1.78%[3]	1.78%[3]
Net investment income (loss)	(0.65)%	(0.90)%	0.47%	(0.27)%	(0.37)%
Expense waiver/reimbursement[4]	0.34%	0.29%	0.24%	0.31%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,992	$97,552	$120,887	$94,374	$62,180
Portfolio turnover	65%	63%	58%	100%	71%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value including $469,480 of securities loaned (identified cost $69,558,012)		$96,114,021
Income receivable		18,197
Receivable for investments sold		233,312
Receivable for shares sold		31,302
Other assets		758
TOTAL ASSETS		96,397,590
Liabilities:
Payable for investments purchased	$618,653
Payable for shares redeemed	40,550
Unrealized depreciation on foreign exchange contracts	12
Payable for collateral due to broker for securities lending	491,000
Payable for Directors'/Trustees' fees	868
Payable for distribution services fee (Note 5)	10,873
Accrued expenses	52,262
TOTAL LIABILITIES		1,214,218
Net assets for 6,382,813 shares outstanding		$95,183,372
Net Assets Consist of:
Paid-in capital		$61,904,704
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		26,556,149
Accumulated net realized gain on investments, futures contracts, written options and foreign currency transactions		6,838,650
Accumulated net investment income (loss)		(116,131)
TOTAL NET ASSETS		$95,183,372
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$43,191,558 ÷ 2,867,091 shares outstanding, no par value, unlimited shares authorized		$15.06
Service Shares:
$51,991,814 ÷ 3,515,722 shares outstanding, no par value, unlimited shares authorized		$14.79
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended December 31, 2012
Investment Income:
Dividends (net of foreign taxes withheld of $26,950)			$1,106,175
Interest (including income on securities loaned of $38,832)			75,832
TOTAL INCOME			1,182,007
Expenses:
Investment adviser fee (Note 5)		$1,452,344
Administrative fee (Note 5)		151,547
Custodian fees		123,358
Transfer and dividend disbursing agent fees and expenses		12,886
Directors'/Trustees' fees		2,432
Auditing fees		29,250
Legal fees		8,417
Portfolio accounting fees		63,478
Distribution services fee (Note 5)		143,794
Printing and postage		55,719
Insurance premiums		3,712
Miscellaneous		9,237
Interest expense		146
TOTAL EXPENSES		2,056,320
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(325,540)
Waiver of administrative fee (Note 5)	(22,633)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,076)
TOTAL WAIVERS AND REDUCTION		(349,249)
Net expenses			1,707,071
Net investment income (loss)			(525,064)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			13,991,737
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,625,406
Net realized and unrealized gain on investments and foreign currency transactions			19,617,143
Change in net assets resulting from operations			$19,092,079
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(525,064)	$(1,364,066)
Net realized gain on investments and foreign currency transactions	13,991,737	14,869,904
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,625,406	(35,953,370)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,092,079	(22,447,532)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	—	(621,683)
Service Shares	—	(965,481)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,587,164)
Share Transactions:
Proceeds from sale of shares	12,474,146	18,408,587
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,587,164
Cost of shares redeemed	(76,960,527)	(38,622,052)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,486,381)	(18,626,301)
Change in net assets	(45,394,302)	(42,660,997)
Net Assets:
Beginning of period	140,577,674	183,238,671
End of period (including accumulated net investment income (loss) of $(116,131) and $(121,918), respectively)	$95,183,372	$140,577,674
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $926 and $405, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of December 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$469,480	$491,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$12
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$889
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$162
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended December 31	2012		2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	137,634	$1,994,721	290,591	$4,215,828
Shares issued to shareholders in payment of distributions declared	—	—	42,610	621,683
Shares redeemed	(620,381)	(8,946,720)	(1,150,254)	(16,096,509)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(482,747)	$(6,951,999)	(817,053)	$(11,258,998)
Year Ended December 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	738,864	$10,479,425	1,054,469	$14,192,759
Shares issued to shareholders in payment of distributions declared	—	—	67,094	965,481
Shares redeemed	(4,939,909)	(68,013,807)	(1,609,988)	(22,525,543)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,201,045)	$(57,534,382)	(488,425)	$(7,367,303)
NET CHANGE RESULTING FROMTOTAL FUND SHARE TRANSACTIONS	(4,683,792)	$(64,486,381)	(1,305,478)	$(18,626,301)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, passive foreign investment company gains and losses, regulatory settlement proceeds and net operating loss.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(490,806)	$530,851	$(40,045)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	—	$1,587,164
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$9,173,573
Net unrealized appreciation	$25,725,776
Capital loss carryforwards	$(1,620,681)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
At December 31, 2012, the cost of investments for federal tax purposes was $70,388,385. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $25,725,636. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,004,197 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,278,561.
At December 31, 2012, the Fund had a capital loss carryforward of $1,620,681 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$1,620,681	N/A	$1,620,681
The Fund used capital loss carryforwards of $4,583,358 to offset taxable capital gains realized during the year ended December 31, 2012.
As a result of the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, the Adviser voluntarily waived $325,540 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2012, the Sub-Adviser earned $1,197,547.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $22,633 of its fee. The net fee paid to FAS was 0.126% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$143,794
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2012, FSC retained $1,396 of fees paid by the Fund. For the year ended December 31, 2012, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Expense Limitation
The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended December 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $420,317 and $543,972, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2012, the Fund's expenses were reduced by $1,076 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$62,868,229
Sales	$125,335,681
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At December 31, 2012, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	66.2%
Brazil	6.8%
Netherlands Antilles	3.6%
Italy	2.8%
India	2.6%
Spain	2.5%
Luxembourg	2.2%
Ireland	1.4%
United Kingdom	1.4%
Virgin Islands	1.4%
Chile	0.9%
Israel	0.9%
Singapore	0.9%
Colombia	0.8%
Cayman Islands	0.6%
Mexico	0.2%
China	0.1%
Peru	0.1%
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9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Insurance series AND SHAREHOLDERS OF Federated Kaufmann Fund ii:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Kaufmann Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund II as of December 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 14, 2013
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,058.30	$7.92
Service Shares	$1,000	$1,057.20	$9.20
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.44	$7.76
Service Shares	$1,000	$1,016.19	$9.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%
Annual Shareholder Report
24

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report
26

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2012
Federated Kaufmann Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how
Annual Shareholder Report
28

the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median for the relevant peer group for the one-year,three-year and five-year periods covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Annual Shareholder Report
29

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
31

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
28136 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2012 through December 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	49.2%
Bank Instruments	28.9%
Variable Rate Demand Instruments	8.8%
Repurchase Agreements	12.8%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At December 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.0%[4]
8-30 Days	32.2%
31-90 Days	27.3%
91-180 Days	9.6%
181 Days or more	0.6%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 11.1 % of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
December 31, 2012
Principal Amount			Value
		Asset-Backed Securities—2.1%
		Finance - Automotive—0.5%
$217,263		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	$217,263
711,092		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	711,092
		TOTAL	928,355
		Finance - Equipment—1.0%
651,955	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	651,955
355,475		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	355,475
380,060	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A1, 0.346%, 7/10/2013	380,060
275,985	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	275,985
		TOTAL	1,663,475
		Finance - Retail—0.6%
1,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.409%, 1/15/2013	1,000,000
		TOTAL ASSET-BACKED SECURITIES	3,591,830
		Bank Note—1.7%
		Finance - Banking—1.7%
3,000,000		Bank of America N.A., 0.330%, 2/22/2013	3,000,000
		Certificates of Deposit—28.9%
		Finance - Banking—28.9%
5,000,000	[3]	Bank of Nova Scotia, Toronto, 0.363%, 1/9/2013	5,000,000
8,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.270%, 2/19/2013 - 4/24/2013	8,500,000
4,000,000		Barclays Bank PLC, 0.250%, 2/14/2013	4,000,000
4,000,000		Barclays Bank PLC, 0.250%, 2/15/2013	4,000,000
2,000,000		Branch Banking & Trust Co., 0.390%, 1/18/2013	2,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.321%, 1/24/2013	2,000,000
3,000,000		Credit Suisse, Zurich, 0.270%, 4/19/2013	3,000,000
7,000,000		Deutsche Bank AG, 0.250% - 0.300%, 1/28/2013 - 3/8/2013	7,000,000
8,500,000		Mizuho Corporate Bank Ltd., 0.240% - 0.250%, 1/23/2013 - 2/27/2013	8,500,000
1,500,000		Natixis, 0.300%, 2/12/2013	1,500,000
2,000,000		Rabobank Nederland NV, Utrecht, 0.350%, 4/15/2013	2,000,000
3,000,000		Sumitomo Mitsui Banking Corp., 0.270%, 3/21/2013	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	50,500,000
		Collateralized Loan Agreements—10.3%
		Finance - Banking—10.3%
2,000,000		Citigroup Global Markets, Inc., 0.578%, 1/2/2013	2,000,000
2,000,000		Credit Suisse Securities (USA) LLC, 0.781%, 1/22/2013	2,000,000
3,000,000		Goldman Sachs & Co., 0.487%, 1/2/2013	3,000,000
3,000,000		JPMorgan Securities LLC, 0.466%, 1/2/2013	3,000,000
5,000,000		RBC Capital Markets, LLC, 0.264%, 1/4/2013	5,000,000
3,000,000		RBS Securities, Inc., 0.527%, 1/9/2013	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	18,000,000
		Commercial Paper—30.8%[4]
		Aerospace/Auto—0.5%
850,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.420%, 1/23/2013 - 1/30/2013	849,741
		Electric Power—3.3%
5,000,000	[1,2]	Electricite de France SA, 0.420%, 1/25/2013	4,998,600
850,000		Virginia Electric & Power Co., 0.400%, 1/11/2013	849,906
		TOTAL	5,848,506
Annual Shareholder Report
2

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Automotive—4.6%
$8,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.421%—0.451%, 1/2/2013 - 1/15/2013	$7,999,447
		Finance - Banking—6.9%
4,000,000		Credit Agricole North America, Inc., 0.290%, 1/18/2013	3,999,452
5,000,001		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.310%, 1/17/2013	4,999,311
1,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.324%, 1/2/2013	1,000,000
2,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 1/3/2013	1,999,956
		TOTAL	11,998,719
		Finance - Commercial—2.9%
5,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.270%, 3/1/2013	4,997,788
		Finance - Retail—4.6%
1,000,000	[1,2]	Barton Capital LLC, 0.300%, 2/20/2013	999,583
2,000,000	[1,2]	Jupiter Securitization Company LLC, 0.280% - 0.331%, 3/7/2013 - 4/29/2013	1,998,487
5,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 1/16/2013	4,999,271
		TOTAL	7,997,341
		Machinery/Equipment/Auto—0.5%
800,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.290%, 1/25/2013	799,845
		Oil & Oil Finance—0.2%
440,000	[1,2]	Devon Energy Corp., 0.300%, 1/30/2013	439,894
		Retail—0.2%
400,000	[1,2]	CVS Caremark Corp., 0.250%, 1/2/2013	399,997
		Sovereign—6.9%
5,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.260%, 3/21/2013	4,997,147
7,000,000	[1,2]	Kells Funding, LLC, 0.280% - 0.401%, 2/21/2013 - 5/2/2013	6,994,191
		TOTAL	11,991,338
		Utility Gas—0.2%
390,000	[1,2]	Northeast Utilities, 0.410%, 1/9/2013	389,964
		TOTAL COMMERCIAL PAPER	53,712,580
		Corporate Bonds—4.3%
		Diversified—0.6%
1,000,000		General Electric Co., 5.000%, 2/1/2013	1,003,465
		Finance - Commercial—3.7%
576,000		General Electric Capital Corp., 2.800%, 1/8/2013	576,244
2,738,000		General Electric Capital Corp., 4.800%, 5/1/2013	2,774,491
1,000,000		General Electric Capital Corp., 5.400%, 9/20/2013	1,036,240
2,180,000		General Electric Capital Corp., 5.450%, 1/15/2013	2,184,034
		TOTAL	6,571,009
		TOTAL CORPORATE BONDS	7,574,474
		Notes - Variable—8.8%[3]
		Finance - Banking—8.0%
2,490,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.180%, 1/3/2013	2,490,000
3,375,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 1/3/2013	3,375,000
5,450,000		JPMorgan Chase Bank, N.A., 0.330%, 1/28/2013	5,450,000
240,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003-B), (Fulton Bank LOC), 1.650%, 1/3/2013	240,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.180%, 1/2/2013	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.190%, 1/2/2013	775,000
940,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.210%, 1/2/2013	940,000
		TOTAL	14,045,000
		Finance - Commercial—0.5%
500,000		General Electric Capital Corp., 0.439%, 3/20/2013	498,920
Annual Shareholder Report
3

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Commercial—continued
$345,000	General Electric Capital Corp., 1.310%, 3/25/2013	$347,335
	TOTAL	846,255
	Government Agency—0.3%
500,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.500%, 1/2/2013	500,000
	TOTAL NOTES - VARIABLE	15,391,255
	Repurchase Agreements—12.8%
18,325,000	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	18,325,000
4,000,000	Interest in $1,159,000,000 joint repurchase agreement 0.22%, dated 12/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,049,579 on 1/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2043 and the market value of those underlying securities was $1,193,813,772.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	22,325,000
	TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	174,095,139
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	445,567
	TOTAL NET ASSETS—100%	$174,540,706
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $36,172,508, which represented 20.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $36,172,508, which represented 20.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.005	0.025
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	(0.000)[1]	(0.000)[1]	0.005	0.025
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.005)	(0.025)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	(0.000)[1]	(0.005)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%[3]	0.45%	2.54%
Ratios to Average Net Assets:
Net expenses	0.40%	0.36%	0.41%	0.65%	0.67%
Net investment income	0.00%	0.00%	0.00%[3]	0.48%	2.51%
Expense waiver/reimbursement[4]	0.26%	0.32%	0.24%	0.17%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,541	$204,124	$213,825	$80,265	$106,829
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at amortized cost and fair value		$174,095,139
Cash		703
Income receivable		151,662
Receivable for shares sold		363,722
TOTAL ASSETS		174,611,226
Liabilities:
Payable for shares redeemed	$35,733
Payable for investment adviser fee (Note 5)	9,959
Payable for custodian fees	2,156
Payable for Directors'/Trustees' fees	492
Payable for portfolio accounting fees	4,168
Payable for printing and postage	16,668
Accrued expenses	1,344
TOTAL LIABILITIES		70,520
Net assets for 174,542,104 shares outstanding		$174,540,706
Net Assets Consist of:
Paid-in capital		$174,541,652
Accumulated net realized loss on investments		(946)
TOTAL NET ASSETS		$174,540,706
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$174,540,706 ÷ 174,542,104 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Interest			$729,091
Expenses:
Investment adviser fee (Note 5)		$907,427
Administrative fee (Note 5)		145,334
Custodian fees		18,243
Transfer and dividend disbursing agent fees and expenses		3,776
Directors'/Trustees' fees		2,045
Auditing fees		21,000
Legal fees		8,252
Portfolio accounting fees		49,327
Printing and postage		40,495
Insurance premiums		3,823
Miscellaneous		902
TOTAL EXPENSES		1,200,624
Waivers (Note 5):
Waiver of investment adviser fee	$(465,465)
Waiver of administrative fee	(6,068)
TOTAL WAIVERS		(471,533)
Net expenses			729,091
Net investment income			—
Net realized gain on investments			4
Change in net assets resulting from operations			$4
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain (loss) on investments	4	(332)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4	(332)
Share Transactions:
Proceeds from sale of shares	88,477,823	107,055,148
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Money Market Portfolio	—	9,834,179
Cost of shares redeemed	(118,060,810)	(126,590,081)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,582,987)	(9,700,754)
Change in net assets	(29,582,983)	(9,701,086)
Net Assets:
Beginning of period	204,123,689	213,824,775
End of period	$174,540,706	$204,123,689
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are present separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund–Money Market Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 14, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:
Net investment income*	$—
Net realized and unrealized loss on investments	$(332)
Net decrease in net assets resulting from operations	$(332)
*	Net investment income includes $4,982 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes as of December 31, 2011. For every one share of EquiTrust Variable Insurance Series Fund–Money Market Portfolio Initial Class Shares exchanged, a shareholder received one share of the Fund. On July 15, 2011, the Fund received net assets from the EquiTrust Variable Insurance Series Fund–Money Market Portfolio as follows:
Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund– Money Market Portfolio Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,834,179	$9,834,179	$190,095,066	$199,929,245
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Annual Shareholder Report
9

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains or Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	88,477,823	107,055,148
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Money Market Portfolio	—	9,834,179
Shares redeemed	(118,060,810)	(126,590,081)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(29,582,987)	(9,700,754)
4. FEDERAL TAX INFORMATION
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforwards	$(946)
Annual Shareholder Report
10

At December 31, 2012, the Fund had a capital loss carryforward of $946 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$328	—	$328
2018	$618	N/A	$618
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, the adviser voluntarily waived $465,465 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $6,068 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
Annual Shareholder Report
11

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Insurance series AND SHAREHOLDERS OF Federated prime money fund II:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Money Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Money Fund II as of December 31, 2012 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 14, 2013
Annual Shareholder Report
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.86
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.28	$1.88
1	Expenses are equal to the Fund's annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current Fee Limit of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.37 and $3.40, respectively.
Annual Shareholder Report
13

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report
15

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
16

Evaluation and Approval of Advisory Contract–May 2012
Federated Prime Money Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00842-01 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2012 through December 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 9.72% for the Primary Shares and 9.45% for the Service Shares. The total return of the Barclays U.S. Intermediate Credit Bond Index (BICI),1 the Fund's broad-based securities market index, was 8.10%. The Fund's total return for the 12-month reporting period reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BICI were: (a) the credit ratings of portfolio securities (which indicates the risk that securities issuers will default); (b) the selection of individual securities; (c) overall interest rate sensitivity of the portfolio, as measured by the effective duration of the portfolio; (d) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); and (e) the use of derivatives to execute the duration and yield curve strategies employed throughout the year.
For purposes of the following, the discussion will focus on the Fund's Primary Shares. The total return of the Fund's Shares consisted of 4.46% current income and 5.26% appreciation in the value of the Fund's Shares.
Market Overview
During the 12-month reporting period, investors worried about many things, including the outcome of the U.S. presidential election and the “fiscal cliff” (the threat of simultaneous spending cuts and tax increases in the United States that were slated to occur at the end of 2012). Investors were concerned about whether politicians would continue with their policy uncertainty and increased regulations. The Federal Reserve (the Fed) continued with its aggressive easing operation termed “Operation Twist” and, in an unforeseen move late in the year, announced a target of 6.5% for the unemployment rate. This move effectively insured that monetary policy would remain highly accommodative until the unemployment rate hits the desired level. The announcement was seen as a better means to communicate monetary policy targets and avoid continually having to update time-based targets. Treasury interest rates were down slightly during the 12-month reporting period, but corporate yields continued to fall dramatically on investors' search for income in the bond market.
Treasury interest rates finished the year down slightly (10-15 basis points), more in the 7-year part of the yield curve. The five-year Treasury yield stood at 0.72% at year-end 2012, compared to 0.83% at the prior year-end. The BICI outperformed similar duration Treasuries for the year by 6.14%, after underperforming them by 1.91% in 2011.
Credit Quality and Sector
The Fund finished in the top quartile in its peer group during the 12-month reporting period with the Fund's Primary Shares ranking in the top 9% out of 104 funds in the Lipper Intermediate Investment Grade Debt Funds Category for the one year period ending December 31, 2012.2 Rankings are based on total return and do not take sales charges into account. The Fund significantly outperformed the BICI due to strong sector management. The extra yield from lower quality credit offset moderate negatives from duration and yield curve management and security selection by a wide margin.
At the end of the 12-month reporting period, corporate bonds totaled 82% of the portfolio. The Fund's overweight to lower quality corporate credits such as “A” and “BBB” rated credits, relative to the BICI, and underweight to “AAA” rated and ”AA” rated corporates, added significantly to Fund performance. Furthermore, investment-grade3 corporate bonds performed better than many other sectors of the investment-grade bond market. This factor had the greatest positive impact on Fund performance for the year.
Security Selection
Overall security selection had a moderate negative effect on Fund performance during the reporting period relative to the BICI. The Fund's exposure to the Banking, Insurance, Electric and Communications sectors detracted from performance. On the other hand, the Fund's exposure to consumer cyclicals, commercial mortgage-backed securities, brokers and finance companies added to performance, but not enough to offset the negatives the Fund's investments in the Banking sector which was the most significant drag on Fund performance.
Some of the Banking sector names that detracted significantly from Fund performance included all major banks (Barclays, JPMorgan, PNC, Citigroup and Capital One). There was only one insurance sector name that performed poorly—MassMutual. Names that did particularly well during the 12-month reporting period were: Bank of America, Morgan Stanley, HSBC, AFLAC, AIG, Worthington Industries, Weyerhauser, Entergy, Kinder Morgan, Enterprise Rent-A-Car, Lukoil and Crown Castle Towers LLC. Portfolio trading (timing of securities purchases and sales) also added to Fund performance.
Annual Shareholder Report

Interest Rate, Yield Curve and Derivative Exposure
Active management of the portfolio's overall interest rate sensitivity (portfolio effective duration)4 moderately detracted from Fund performance over the 12-month reporting period. Relative to the BICI, the Fund had, on average, a lesser interest rate sensitivity during a period of falling interest rates.5
Active management of the portfolio's yield curve exposures moderately detracted from Fund performance over the 12-month reporting period. Relative to the BICI, the Fund held mostly short maturity and very long maturity securities and avoided holding relatively intermediate maturities. As a result, the Fund was poorly positioned in the parts of the yield curve where bond prices increased by a relatively larger amount compared to the BICI, which detracted from Fund performance.
The use of Treasury note and bond futures contracts played a negative role over the 12-month reporting period in executing the Fund's strategies in interest rate sensitivity and yield curve exposure management.
1	Barclays Capital changed the name of the BICI Index from “Barclays Capital U.S. Intermediate Credit Bond Index” to “Barclays U.S. Intermediate Credit Bond Index.” The Barclays U.S. Intermediate Credit Bond Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged, and it is not possible to invest directly in an index.
2	As of December 31, 2012, the Fund's Primary Shares ranked in the 42nd percentile among 86 funds for the five year time period and the 57th percentile among 63 funds for the 10 year time period. Past performance is no guarantee of future results. Different share classes may have different rankings.
3	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security issuer will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.

Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Quality Bond Fund II (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Barclays U.S. Intermediate Credit Bond Index (BICI)2 and the Lipper Intermediate Investment Grade Debt Variable Underlying Funds Classification Average (LIIGDVU).2
Average Annual Total Returns for the Period Ended 12/31/2012
Share Class	1 Year	5 Years	10 Years
Primary Shares	9.72%	6.34%	5.07%
Service Shares	9.45%	6.07%	4.80%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment–PRIMARY SHARES
Annual Shareholder Report

Growth of a $10,000 Investment–Service Shares
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	Barclays Capital changed the name of the BICI index from “Barclays Capital U.S. Intermediate Credit Bond Index” to “Barclays U.S. Intermediate Credit Bond Index.” The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BICI consists of dollar-denominated, investment-grade, publicly issued securities with a maturity between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, soverigns, foreign agencies and foreign local governments). The LIIGDVU represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, inc. as falling in the respective categories indicated, and is not adjusted to reflect any sales charges. However, Lipper total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Funds' performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	80.8%
U.S. Treasury and Agency Securities[2]	15.9%
Foreign Government Debt Securities	0.6%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities[3]	0.1%
Municipal Bond	0.1%
Derivative Contracts[4]	0.1%
Securities Lending Collateral[5]	2.0%
Cash Equivalents[6]	1.0%
Other Assets and Liabilities—Net[7]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
December 31, 2012
Principal Amount			Value
		Corporate Bonds—80.8%
		Basic Industry - Chemicals—1.8%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	$350,576
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	679,958
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	431,418
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	917,694
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,511,378
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,051,260
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	468,277
		TOTAL	5,410,561
		Basic Industry - Metals & Mining—4.0%
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	954,736
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	764,281
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	106,000
340,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	344,870
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	648,912
660,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	666,621
490,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	494,975
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	300,804
80,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	74,251
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	958,605
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	887,506
675,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	683,396
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,127,100
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	688,416
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	300,390
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	483,816
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	543,375
570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	584,277
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,578,270
		TOTAL	12,190,601
		Basic Industry - Paper—0.8%
440,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	433,050
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	511,680
300,000		Westvaco Corp., 7.65%, 3/15/2027	325,633
1,100,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,212,200
		TOTAL	2,482,563
		Capital Goods - Aerospace & Defense—0.4%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	567,500
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	371,216
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	336,451
		TOTAL	1,275,167
		Capital Goods - Building Materials—0.6%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	721,783
1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,201,705
		TOTAL	1,923,488
		Capital Goods - Construction Machinery—0.4%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,098,990
Annual Shareholder Report

Principal Amount			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—1.4%
$450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	$461,143
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	397,807
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,163,464
1,190,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,345,230
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	800,800
		TOTAL	4,168,444
		Capital Goods - Packaging—0.6%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	487,122
140,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	142,352
300,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	323,855
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	748,851
		TOTAL	1,702,180
		Communications - Media & Cable—0.5%
270,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	278,700
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,223,653
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	111,367
		TOTAL	1,613,720
		Communications - Media Noncable—1.9%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,447,444
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,327,975
860,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	848,285
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	591,424
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	620,362
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	880,721
		TOTAL	5,716,211
		Communications - Telecom Wireless—2.6%
280,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	284,978
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	548,530
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,908,880
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	816,206
1,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,217,013
		TOTAL	7,775,607
		Communications - Telecom Wirelines—0.9%
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,098,390
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,266,002
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	271,250
		TOTAL	2,635,642
		Consumer Cyclical - Automotive—3.6%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,362,967
300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	303,877
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	597,790
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	873,927
950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	1,005,397
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	451,059
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	475,743
990,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,087,685
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	545,898
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	1,990,246
500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	507,217
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	777,570
Annual Shareholder Report

Principal Amount			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	$1,030,683
		TOTAL	11,010,059
		Consumer Cyclical - Entertainment—1.7%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,185,754
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,242,045
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	612,837
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,131,635
		TOTAL	5,172,271
		Consumer Cyclical - Lodging—0.6%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	490,500
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,287,271
		TOTAL	1,777,771
		Consumer Cyclical - Retailers—0.4%
345,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	360,470
260,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	351,400
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	410,113
		TOTAL	1,121,983
		Consumer Cyclical - Services—0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	308,779
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	389,676
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	476,942
		TOTAL	1,175,397
		Consumer Non-Cyclical - Food/Beverage—2.0%
900,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,113,894
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	1,018,452
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	722,150
1,610,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,770,866
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	834,462
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	516,025
		TOTAL	5,975,849
		Consumer Non-Cyclical - Health Care—0.2%
270,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	286,576
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	408,881
		TOTAL	695,457
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	311,440
		Consumer Non-Cyclical - Products—0.2%
610,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	614,925
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	786,970
		Consumer Non-Cyclical - Tobacco—0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	437,459
		Energy - Independent—1.1%
320,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	339,431
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,260,000
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,650
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	938,800
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	204,032
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	386,104
Annual Shareholder Report

Principal Amount			Value
		Corporate Bonds—continued
		Energy - Independent—continued
$280,636	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	$292,067
		TOTAL	3,442,084
		Energy - Integrated—1.3%
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	688,222
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	806,388
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,491,468
965,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	1,079,225
		TOTAL	4,065,303
		Energy - Oil Field Services—1.1%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	304,474
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,455,033
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	506,487
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,143,447
		TOTAL	3,409,441
		Energy - Refining—0.2%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	374,104
240,000		Valero Energy Corp., 9.375%, 3/15/2019	330,297
		TOTAL	704,401
		Financial Institution - Banking—20.2%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,295,943
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,066,430
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	6,346,386
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	962,327
3,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,947,500
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,470,000
725,000		Capital One Capital V, 10.25%, 8/15/2039	725,000
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,340,000
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,948,185
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	709,439
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	167,494
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,017,144
480,000		City National Corp., Note, 5.25%, 9/15/2020	535,043
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,158,816
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,281,051
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	652,062
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,121,115
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,133,186
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	967,270
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	3,561,183
1,340,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,342,316
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,132,176
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,511,607
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,146,781
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,096,334
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	655,004
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	562,892
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,108,573
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,370,755
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,283,754
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	462,124
Annual Shareholder Report

Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.958%, 3/29/2049	$1,260,000
910,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	929,423
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,408,772
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,582,626
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,371,715
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,393,301
		TOTAL	61,023,727
		Financial Institution - Brokerage—2.3%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	568,800
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	176,450
515,000		Eaton Vance Corp., 6.50%, 10/2/2017	621,800
850,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	855,786
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	402,761
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	914,939
1,835,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	2,064,375
240,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	261,609
690,000		Nuveen Investments, 5.50%, 9/15/2015	655,500
240,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	304,168
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	94,673
		TOTAL	6,920,861
		Financial Institution - Finance Noncaptive—3.9%
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	602,854
1,487,000	[1,2]	Discover Financial Services, Series 144A, 3.85%, 11/21/2022	1,535,781
1,050,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	1,110,926
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,702,715
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,712,934
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	401,000
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,543,365
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note-Sr. Sub Note, Series 144A, 1.86%, 12/21/2065	840,070
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,149,000
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,039,464
		TOTAL	11,638,109
		Financial Institution - Insurance - Life—5.2%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,041,924
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	771,905
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,439,260
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	242,482
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,241,678
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	311,387
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,919,233
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,672,591
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,661,181
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	443,030
270,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	268,337
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	314,759
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,180,314
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	887,277
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	286,418
		TOTAL	15,681,776
Annual Shareholder Report

Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—1.4%
$330,000		CNA Financial Corp., 6.50%, 8/15/2016	$380,941
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	774,711
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	802,821
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,288,153
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,128,750
		TOTAL	4,375,376
		Financial Institution - REITs—4.7%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	483,413
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,431,788
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,020,148
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,857,976
1,075,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	1,179,886
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,125,096
810,000		Liberty Property LP, 6.625%, 10/1/2017	967,341
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	547,677
450,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	545,094
1,260,000		ProLogis, Inc., Sr. Unsecd. Note, 7.625%, 8/15/2014	1,378,862
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,857,995
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	520,172
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	829,805
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	330,183
		TOTAL	14,075,436
		Municipal Services—0.9%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	915,263
1,835,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,927,300
		TOTAL	2,842,563
		Sovereign—0.6%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	593,635
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	347,707
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	742,818
		TOTAL	1,684,160
		Technology—3.1%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	425,325
700,000		BMC Software, Inc., 7.25%, 6/1/2018	826,499
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	453,266
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,649,588
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	877,394
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,037,048
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	687,963
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	205,152
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	304,380
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	199,850
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	718,389
500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	513,355
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	344,389
		TOTAL	9,242,598
		Transportation - Airlines—0.9%
209,910		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	228,802
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,557,886
		TOTAL	2,786,688
Annual Shareholder Report

Principal Amount			Value
		Corporate Bonds—continued
		Transportation - Railroads—0.2%
$465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	$573,781
130,851		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	154,957
		TOTAL	728,738
		Transportation - Services—1.5%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,051,513
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	587,707
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,172,736
625,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	665,776
		TOTAL	4,477,732
		Utility - Electric—5.2%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	881,112
1,387,497		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,445,771
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,058,464
600,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	618,030
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,392,369
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	555,344
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	916,304
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	259,106
1,131,715	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,204,802
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,274,714
190,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	204,503
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,227,869
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	466,090
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	267,702
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	858,587
108,641		Waterford 3 Funding Corp., 8.09%, 1/2/2017	112,247
		TOTAL	15,743,014
		Utility - Natural Gas Distributor—0.1%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	327,282
		Utility - Natural Gas Pipelines—1.4%
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	15,095
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,866,224
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	540,680
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,279,524
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	412,940
		TOTAL	4,114,463
		TOTAL CORPORATE BONDS (IDENTIFIED COST $222,375,275)	244,356,507
		FOREIGN Governments/Agencies—0.6%
		Sovereign—0.6%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	259,088
900,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,075,500
500,000		Sweden, Government of, 10.25%, 11/1/2015	515,975
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,577)	1,850,563
		Mortgage-Backed Securities—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
2,635		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,109
		Federal National Mortgage Association—0.0%
328		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	363
Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—0.1%
$5,674		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	$6,538
7,984		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	9,072
9,851		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	11,382
15,650		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	17,788
21,157		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	24,056
1,913		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	2,124
15,142		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	17,531
4,998		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	5,710
10,051		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	11,675
31,186		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	35,679
27,864		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	32,145
57,483		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	66,350
1,948		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,279
6,254		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,419
		TOTAL	249,748
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $220,340)	253,220
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	417,917
		Collateralized Mortgage Obligations—0.5%
		Commercial Mortgage—0.5%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,615,488
		U.S. Treasury—15.9%
		U.S. Treasury Bills—0.4%
1,200,000	[3]	United States Treasury Bill, 0.045%, 1/24/2013	1,199,989
		U.S. Treasury Bond—0.5%
1,500,000		United States Treasury Bond, 3.000%, 5/15/2042	1,522,008
		U.S. Treasury Notes—15.0%
800,000		United States Treasury Note, 0.500%, 7/31/2017	794,792
6,000,000		United States Treasury Note, 0.625%, 9/30/2017	5,985,857
6,300,000	[4]	United States Treasury Note, 0.750%, 10/31/2017	6,317,244
31,250,000	[5]	United States Treasury Note, 0.875%, 11/30/2016	31,685,547
600,000		United States Treasury Note, 1.500%, 8/31/2018	620,577
		TOTAL	45,404,017
		TOTAL U.S. TREASURY (IDENTIFIED COST $48,083,495)	48,126,014
		Repurchase Agreements—3.0%
2,873,000		Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	2,873,000
6,150,000		Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862 (purchased with proceeds from securities lending collateral).	6,150,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,023,000
		TOTAL INVESTMENTS—101.0% (IDENTIFIED COST $283,223,007)[6]	305,642,709
		OTHER ASSETS AND LIABILITIES - NET— (1.0)%[7]	(3,041,103)
		TOTAL NET ASSETS—100%	$302,601,606
Annual Shareholder Report

At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8U.S. Treasury Bond 30-Year Short Futures	315	$46,462,500	March 2013	$375,815
8U.S. Treasury Note 2-Year Short Futures	100	$22,046,875	March 2013	$(11,162)
8U.S. Treasury Note 5-Year Long Futures	155	$19,284,180	March 2013	$(4,402)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$360,251
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $57,914,498, which represented 19.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $56,442,326, which represented 18.7% of total net assets.
3	Discount rate at time of purchase.
4	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$244,356,507	$—	$244,356,507
Foreign Governments/Agencies	—	1,850,563	—	1,850,563
Mortgage-Backed Securities	—	253,220	—	253,220
Municipal Bond	—	417,917	—	417,917
Collateralized Mortgage Obligations	—	1,615,488	—	1,615,488
U.S. Treasury	—	48,126,014	—	48,126,014
Repurchase Agreements	—	9,023,000	—	9,023,000
TOTAL SECURITIES	$—	$305,642,709	$—	$305,642,709
OTHER FINANCIAL INSTRUMENTS*	$360,251	$—	$—	$360,251
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.21	$11.55	$11.20	$10.00	$11.34
Income From Investment Operations:
Net investment income[1]	0.44	0.50	0.52	0.53	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.62	(0.24)	0.40	1.37	(1.32)
TOTAL FROM INVESTMENT OPERATIONS	1.06	0.26	0.92	1.90	(0.78)
Less Distributions:
Distributions from net investment income	(0.47)	(0.60)	(0.57)	(0.70)	(0.56)
Net Asset Value, End of Period	$11.80	$11.21	$11.55	$11.20	$10.00
Total Return[2]	9.72%	2.27%	8.50%	20.43%	(7.29)%
Ratios to Average Net Assets:
Net expenses	0.73%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.86%	4.44%	4.61%	5.12%	4.99%
Expense waiver/reimbursement[3]	0.03%	0.06%	0.05%	0.08%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,527	$265,952	$214,644	$230,850	$224,203
Portfolio turnover	37%	35%	26%	32%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.16	$11.50	$11.15	$9.95	$11.29
Income From Investment Operations:
Net investment income[1]	0.41	0.48	0.49	0.50	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	0.62	(0.25)	0.40	1.37	(1.32)
TOTAL FROM INVESTMENT OPERATIONS	1.03	0.23	0.89	1.87	(0.81)
Less Distributions:
Distributions from net investment income	(0.44)	(0.57)	(0.54)	(0.67)	(0.53)
Net Asset Value, End of Period	$11.75	$11.16	$11.50	$11.15	$9.95
Total Return[2]	9.45%	1.99%	8.28%	20.15%	(7.55)%
Ratios to Average Net Assets:
Net expenses	0.98%	0.95%	0.95%	0.95%	0.95%
Net investment income	3.62%	4.21%	4.36%	4.86%	4.78%
Expense waiver/reimbursement[3]	0.03%	0.06%	0.05%	0.08%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,074	$52,191	$63,962	$69,338	$63,177
Portfolio turnover	37%	35%	26%	32%	35%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value including $6,016,423 of securities loaned (identified cost $283,223,007)		$305,642,709
Cash		329
Income receivable		3,015,831
Receivable for shares sold		92,799
Receivable for daily variation margin		278,047
TOTAL ASSETS		309,029,715
Liabilities:
Payable for shares redeemed	$226,961
Payable for collateral due to broker for securities lending	6,150,000
Payable for Directors'/Trustees' fees	172
Payable for distribution services fee (Note 5)	10,062
Accrued expenses	40,914
TOTAL LIABILITIES		6,428,109
Net assets for 25,653,999 shares outstanding		$302,601,606
Net Assets Consist of:
Paid-in capital		$276,222,894
Net unrealized appreciation of investments and futures contracts		22,779,953
Accumulated net realized loss on investments and futures contracts		(8,416,855)
Undistributed net investment income		12,015,614
TOTAL NET ASSETS		$302,601,606
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$255,527,394 ÷ 21,648,849 shares outstanding, no par value, unlimited shares authorized		$11.80
Service Shares:
$47,074,212 ÷ 4,005,150 shares outstanding, no par value, unlimited shares authorized		$11.75
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Interest (including income on securities loaned of $636)			$14,446,914
Expenses:
Investment adviser fee (Note 5)		$1,887,384
Administrative fee (Note 5)		245,436
Custodian fees		13,714
Transfer and dividend disbursing agent fees and expenses		30,299
Directors'/Trustees' fees		2,606
Auditing fees		21,000
Legal fees		8,252
Portfolio accounting fees		125,164
Distribution services fee (Note 5)		125,417
Printing and postage		54,192
Insurance premiums		4,145
Miscellaneous		1,791
TOTAL EXPENSES		2,519,400
Waivers (Note 5):
Waiver of investment adviser fee	$(86,386)
Waiver of administrative fee	(4,002)
TOTAL WAIVERS		(90,388)
Net expenses			2,429,012
Net investment income			12,017,902
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			12,273,504
Net realized loss on futures contracts			(6,256,948)
Net change in unrealized appreciation of investments			9,678,202
Net change in unrealized depreciation of futures contracts			1,584,776
Net realized and unrealized gain on investments and futures contracts			17,279,534
Change in net assets resulting from operations			$29,297,436
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,017,902	$12,980,409
Net realized gain (loss) on investments and futures contracts	6,016,556	(243,958)
Net change in unrealized appreciation/depreciation of investments and futures contracts	11,262,978	(7,966,184)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,297,436	4,770,267
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(11,009,010)	(10,493,641)
Service Shares	(1,973,651)	(3,019,020)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,982,661)	(13,512,661)
Share Transactions:
Proceeds from sale of shares	25,374,669	16,992,413
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio	—	60,088,922
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio	—	41,471,137
Net asset value of shares issued to shareholders in payment of distributions declared	12,982,661	13,512,661
Cost of shares redeemed	(70,213,747)	(83,786,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,856,417)	48,278,888
Change in net assets	(15,541,642)	39,536,494
Net Assets:
Beginning of period	318,143,248	278,606,754
End of period (including undistributed net investment income of $12,015,614 and $12,980,249, respectively)	$302,601,606	$318,143,248
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio and EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on July 14, 2011. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Funds' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:
Net investment income*	$15,285,503
Net realized and unrealized loss on investments	$(6,091,896)
Net increase in net assets resulting from operations	$9,193,607
*	Net investment income includes $76,663 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amount of earnings of the Acquired Funds that have been included in the Fund's Statement of Changes in Net Assets for the year ended December 31, 2011.
For every one share of EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio Initial Class and Service Class shares exchanged, a shareholder received 0.935 shares of Federated Quality Bond Fund II Primary Shares.
For every one share of EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio Initial Class and Service Class shares exchanged, a shareholder received 0.828 shares of Federated Quality Bond Fund II Primary Shares.
The Fund received assets from EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio, as follows:
Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund– High Grade Bond Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
5,282,536	$60,088,922	$3,617,122	$252,447,610	$354,007,669
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio which was also reorganized into the Fund on July 15, 2011.
The Fund received assets from EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio, as follows:
Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund– Strategic Yield Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
3,646,384	$41,471,137	$2,937,265	$252,447,610	$354,007,669
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund - High Grade Bond Portfolio which was also reorganized into the Fund on July 15, 2011.
Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Annual Shareholder Report

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,389,378 and $88,057,139, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of December 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$6,016,423	$6,150,000
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,185,754
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$286,418
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$360,251*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(6,256,948)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,584,776
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended December 31	2012		2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,062,356	$23,548,552	1,279,001	$14,426,705
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund–High Grade Bond Portfolio	—	—	5,282,536	60,088,922
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund - Strategic Yield Portfolio	—	—	3,646,384	41,471,137
Shares issued to shareholders in payment of distributions declared	983,826	11,009,010	941,134	10,493,641
Shares redeemed	(5,125,697)	(58,695,488)	(6,007,573)	(68,196,503)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(2,079,515)	$(24,137,926)	5,141,482	$58,283,902
Annual Shareholder Report

Year Ended December 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	160,446	$1,826,117	224,908	$2,565,708
Shares issued to shareholders in payment of distributions declared	176,692	1,973,651	271,495	3,019,020
Shares redeemed	(1,009,278)	(11,518,259)	(1,382,768)	(15,589,742)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(672,140)	$(7,718,491)	(886,365)	$(10,005,014)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,751,655)	$(31,856,417)	4,255,117	$48,278,888
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$12,982,661	$13,512,661
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$12,015,614
Net unrealized appreciation	$22,419,702
Capital loss carryforwards	$(8,056,604)
At December 31, 2012, the cost of investments for federal tax purposes was $283,223,007. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $22,419,702. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,320,414 and net unrealized depreciation from investments for those securities having an excess of cost over value of $900,712.
At December 31, 2012, the Fund had a capital loss carryforward of $8,056,604 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$3,856,639	NA	$3,856,639
2017	$4,199,965	NA	$4,199,965
The Fund used capital loss carryforwards of $7,601,242 to offset capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, the Adviser voluntarily waived $86,386 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $4,002 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “ Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$125,417
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2012, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2012, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur the fee upon approval of the Trustees.
Expense Limitation
The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.75% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$58,789,025
Sales	$139,100,139
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Insurance series AND SHAREHOLDERS OF Federated Quality bond Fund ii:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Quality Bond Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Quality Bond Fund II as of December 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 14, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,049.80	$3.76
Service Shares	$1,000	$1,048.20	$5.05
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.47	$3.71
Service Shares	$1,000	$1,020.21	$4.98
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.73%
Service Shares	0.98%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Quality Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G00433-14 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2012
Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from January 1, 2012 through December 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 2.98%. The Fund's custom benchmark (“Blended Index”), which consists of a 67%/33% blend of the Barclays Mortgage-Backed Securities Index and Barclays Government Index,1 respectively, returned 2.40%. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Blended Index.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the Blended Index were: (a) sector allocation and (b) security selection.
MARKET OVERVIEW
Economic performance was steady, if unspectacular, during the 12-month reporting period as policy makers and legislators continued to grapple with after-effects of the financial crisis. Central banks around the globe maintained extraordinarily accommodative monetary policies, and governments struggled to address short- and long-term deficit and entitlement problems.
Both the European Central Bank (ECB) and the Federal Reserve (the Fed) continued quantitative easing (QE) programs involving the purchase of government debt and/or mortgage-backed securities (MBS) in strategies designed to restrain market interest rates and boost economic growth. The ECB's Outright Monetary Transaction program reduced investor concern over financial stability as well as the euro currency. The Fed's latest QE program included open-ended purchases of MBS, however, investors were left to ponder plan longevity. These unprecedented tactics reflected deep-seated concern on the part of central bankers across the globe over the pace of economic expansion and the potential risk of derailing sluggish growth. Though tepid, the expansion showed signs of improvement.
U.S. economic growth averaged approximately 2% as home and auto sales improved. Home prices gained at the fastest pace since 2006 as the recovery took hold, supported by home affordability, steady job growth, stronger consumer balance sheets and higher household net worth. Unfortunately, political debate over the fiscal cliff overshadowed the improving economy. Businesses, investors and financial markets faced the uncertainty of a political resolution for automatic spending cuts and tax increases scheduled for the outset of 2013 (i.e., the “fiscal cliff”). Although the worst case scenario was averted, long-term agreements to address the spending and revenue gap remained elusive.
The low rate environment resulted in strong demand for non-government fixed-income investments offering incrementally greater yield. High yield, corporate debt, commercial MBS (CMBS) and various non-government sectors were the beneficiaries of such demand. As a result, all of these sectors outperformed similar duration U.S. Treasury securities. While Treasury yields displayed significant intra-period volatility, the year-over-year change was small. For example, the 10-year Treasury yield moved in a nearly 100 basis point range during the period, however, the 12-month change was a small decline of 12 basis points to 1.76%.2
Sector Allocation
Based on attractive valuations and the potential for tighter spreads, the Fund favored allocations to agency and privately issued CMBS as well as non-agency residential MBS. These sectors posted strong performance as spreads contracted due to investor demand, producing significant excess returns. Allocations to these sectors proved profitable, providing meaningful benefit to Fund performance.
SECURITY SELECTION
Within the agency MBS allocation, lower coupon investments were overweighted at times in anticipation of potential spread tightening. The latest Fed QE program included $40 billion of monthly MBS purchases, largely concentrated in 3% and 3.5% coupon 30-year MBS. Fed buying had the desired effect of reducing mortgage rates and producing relatively strong returns in lower coupon securities, benefiting the portfolio.
Within the Treasury allocation, Treasury Inflation-Protected Securities (TIPS) were owned at times. TIPS rates of return were superior to that of nominal Treasuries, positively impacting Fund performance. Overall, security selection proved beneficial during the period.
Annual Shareholder Report
1

1	Barclays Capital changed the name of “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” Barclays Capital changed the name of “Barclays Capital Government Index” to “Barclays Government Index.” The Barclays Mortgage-Backed Securities Index is composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The Barclays Mortgage-Backed Securities Index is the Fund's broad-based securities market index and had a total return of 2.59% for the 12-month reporting period ended December 31, 2012. The Barclays Government Index includes the Treasury and Agency indexes. The Treasury component includes public obligations of the U.S. Treasury that have remaining maturities of more than one year. The Agency component includes both callable and non-callable agency securities that are publicly issued by U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. The Barclays Government Index had a total return of 2.02% for the 12-month reporting period ended December 31, 2012. The indexes are unmanaged, and it is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities II (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Barclays Mortgage-Backed Securities Index (BMBS),2 and the Barclays Government Index (BGI),2 both broad-based market indexes, and a blended index comprised of 67% Barclays Mortgage-Backed Securities Index and 33% Barclays Government Index (Blended Index).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	2.98%
5 Years	4.68%
10 Years	4.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
GROWTH OF A $10,000 INVESTMENT
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS, BGI and Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	Barclays Capital changed the name of the BMBS Index and BGI Index from “Barclays Capital Mortgage-Backed Securities Index” and “Barclays Capital Government Index” to “Barclays Mortgage-Backed Securities Index” and “Barclays Government Index.” The BMBS, BGI and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	64.0%
Non-Agency Mortgage-Backed Securities	17.7%
U.S. Treasury Securities	11.1%
U.S. Government Agency Securities	5.2%
Repurchase Agreements—Collateral[2]	2.9%
Repurchase Agreements—Cash	1.3%
Other Assets and Liabilities—Net[3]	(2.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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4

Portfolio of Investments
December 31, 2012
Principal Amount			Value
		U.S. TREASURY OBLIGATIONS—11.1%
$2,000,000		United States Treasury Bonds, 3.750%, 8/15/2041	$2,341,250
1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,620,957
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	588,393
5,000,000		United States Treasury Notes, 1.500%, 8/31/2018	5,171,474
3,000,000	[1]	United States Treasury Notes, 2.625%, 6/30/2014	3,107,086
9,500,000		United States Treasury Notes, 3.125%, 5/15/2021	10,761,202
3,667,930		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	3,861,471
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $25,574,602)	27,451,833
		GOVERNMENT AGENCIES—5.2%
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,329,021
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,637,139
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,684,915
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	108,456
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,406,976
5,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	5,768,159
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,341,820)	12,934,666
		Mortgage-Backed Securities—54.3%
		Federal Home Loan Mortgage Corporation—17.7%
4,992,002		Federal Home Loan Mortgage Corp., 3.500%, 6/1/2032 - 7/1/2042	5,362,178
12,328,299		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 4/1/2041	13,196,283
7,804,078		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	8,445,391
10,510,179		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	11,403,742
3,165,212		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	3,457,759
427,205		Federal Home Loan Mortgage Corp., 6.500%, 12/1/2021 - 5/1/2031	480,951
1,042,364		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,197,544
101,151		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	118,482
11,863		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	14,177
6,271		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	7,390
		TOTAL	43,683,897
		Federal National Mortgage Association—23.6%
3,000,000		Federal National Mortgage Association, 3.000%, 1/1/2043	3,142,799
13,048,660	[2]	Federal National Mortgage Association, 3.500%, 1/1/2021 - 1/1/2043	13,924,171
17,378,234		Federal National Mortgage Association, 4.000%, 12/1/2041 - 9/1/2042	18,842,505
5,991,652		Federal National Mortgage Association, 4.500%, 12/1/2019 - 1/1/2042	6,531,404
3,681,660		Federal National Mortgage Association, 5.000%, 7/1/2034 - 7/1/2040	3,993,374
3,320,088		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	3,610,675
6,404,930		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	7,011,043
392,756		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	444,409
502,424		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	575,340
20,075		Federal National Mortgage Association, 7.500%, 8/1/2028 - 2/1/2030	23,500
28,003		Federal National Mortgage Association, 8.000%, 7/1/2030	33,283
		TOTAL	58,132,503
		Government National Mortgage Association—13.0%
10,312,065		Government National Mortgage Association, 3.500%, 6/15/2042	11,202,011
9,898,441		Government National Mortgage Association, 4.500%, 6/20/2039 - 8/20/2040	10,870,045
1,510,958		Government National Mortgage Association, 5.000%, 7/15/2034	1,657,450
1,205,712		Government National Mortgage Association, 5.500%, 5/20/2035	1,340,412
Annual Shareholder Report
5

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$5,223,924		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	$5,842,841
931,291		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,063,977
34,180		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	40,052
3,160		Government National Mortgage Association, 8.000%, 4/15/2030	3,757
9,437		Government National Mortgage Association, 9.500%, 11/15/2016	10,015
		TOTAL	32,030,560
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $127,070,763)	133,846,960
		Collateralized Mortgage Obligations—15.0%
1,514,788		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,541,797
1,615,088		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,565,346
602,353		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	530,453
2,641,644	[3,4]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,727,101
3,532,785		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,842,747
4,000,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	4,296,268
3,450,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	3,648,893
3,054,467		Federal National Mortgage Association REMIC 2011-M7 A1, 2.049%, 9/25/2018	3,168,133
6,000,000		Federal National Mortgage Association REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,381,938
2,300,000		Federal National Mortgage Association REMIC 2011-M8 A2, 2.922%, 8/25/2021	2,422,239
599,317		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	593,793
207,252		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	209,269
734,908		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	747,993
1,494,710		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,534,954
1,639,088		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,686,649
2,092,721		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,958,466
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $35,592,502)	36,856,039
		Commercial Mortgage-Backed Securities—12.4%
2,585,235	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,724,929
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,534,457
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,861,234
2,375,488	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,600,505
2,368,221	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,521,550
2,627,133	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,747,568
2,100,000	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,258,156
1,726,503		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	1,740,237
4,062,169		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,140,163
3,500,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,707,273
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,606,199
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,157,686)	30,442,271
		Repurchase Agreements—4.2%
7,244,000	[5]	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	7,244,000
Annual Shareholder Report
6

Principal Amount			Value
		Repurchase Agreements—continued
$3,203,000	[6]	Interest in $500,000,000 joint repurchase agreement 0.18%, dated 12/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,082,500 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $513,182,482.	$3,203,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	10,447,000
		TOTAL INVESTMENTS—102.2% (IDENTIFIED COST $239,184,373)[7]	251,978,769
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[8]	(5,409,519)
		TOTAL NET ASSETS—100%	$246,569,250
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9]United States Treasury Note 10-Year Short Futures	50	$6,639,063	March 2013	$13,559
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of this To Be Announced Security (TBAs) is subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $20,047,242, which represented 8.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $20,047,242, which represented 8.1% of total net assets.
5	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $238,337,363.
8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
7

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury Obligations	$—	$27,451,833	$—	$27,451,833
Government Agencies	—	12,934,666	—	12,934,666
Mortgage-Backed Securities	—	133,846,960	—	133,846,960
Collateralized Mortgage Obligations	—	36,856,039	—	36,856,039
Commercial Mortgage-Backed Securities	—	30,442,271	—	30,442,271
Repurchase Agreements	—	10,447,000	—	10,447,000
TOTAL SECURITIES	$—	$251,978,769	$—	$251,978,769
OTHER FINANCIAL INSTRUMENTS*	$13,559	$—	$—	$13,559
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.66	$11.50	$11.45	$11.45	$11.53
Income From Investment Operations:
Net investment income	0.30[1]	0.35[1]	0.37[1]	0.54	0.56
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	0.29	0.20	0.03	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.64	0.57	0.57	0.48
Less Distributions:
Distributions from net investment income	(0.44)	(0.48)	(0.52)	(0.57)	(0.56)
Net Asset Value, End of Period	$11.55	$11.66	$11.50	$11.45	$11.45
Total Return[2]	2.98%	5.78%	5.17%	5.21%	4.28%
Ratios to Average Net Assets:
Net expenses	0.76%	0.74%	0.74%	0.74%	0.73%
Net investment income	2.60%	3.10%	3.25%	3.64%	4.30%
Expense waiver/reimbursement[3]	0.01%	0.02%	0.01%	0.01%	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$246,569	$281,306	$306,894	$342,705	$393,122
Portfolio turnover	127%	157%	138%	165%	163%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	31%	51%	41%	39%	25%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Assets and Liabilities
December 31, 2012
Assets:
Total investment in securities, at value (identified cost $239,184,373)		$251,978,769
Cash		61
Income receivable		876,909
Receivable for shares sold		141,675
Receivable for daily variation margin		8,594
TOTAL ASSETS		253,006,008
Liabilities:
Payable for investments purchased	$6,346,768
Payable for shares redeemed	57,422
Payable for Directors'/Trustees' fees	694
Accrued expenses	31,874
TOTAL LIABILITIES		6,436,758
Net assets for 21,350,339 shares outstanding		$246,569,250
Net Assets Consist of:
Paid-in capital		$226,091,574
Net unrealized appreciation of investments and futures contracts		12,807,955
Accumulated net realized gain on investments and futures contracts		68,144
Undistributed net investment income		7,601,577
TOTAL NET ASSETS		$246,569,250
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$246,569,250 ÷ 21,350,339 shares outstanding, no par value, unlimited shares authorized		$11.55
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Operations
Year Ended December 31, 2012
Investment Income:
Interest			$8,796,482
Expenses:
Investment adviser fee (Note 5)		$1,568,983
Administrative fee (Note 5)		204,028
Custodian fees		23,591
Transfer and dividend disbursing agent fees and expenses		24,296
Directors'/Trustees' fees		2,695
Auditing fees		21,000
Legal fees		8,252
Portfolio accounting fees		112,489
Printing and postage		38,613
Insurance premiums		3,898
Miscellaneous		1,807
TOTAL EXPENSES		2,009,652
Waivers (Note 5):
Waiver of investment adviser fee	$(10,839)
Waiver of administrative fee	(3,361)
TOTAL WAIVERS		(14,200)
Net expenses			1,995,452
Net investment income			6,801,030
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			656,459
Net realized loss on futures contracts			(518,545)
Net change in unrealized appreciation of investments			777,261
Net change in unrealized appreciation of futures contracts			13,559
Net realized and unrealized gain on investments and futures contracts			928,734
Change in net assets resulting from operations			$7,729,764
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Changes in Net Assets
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,801,030	$8,997,028
Net realized gain on investments and futures contracts	137,914	6,909,859
Net change in unrealized appreciation/depreciation of investments and futures contracts	790,820	322,272
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,729,764	16,229,159
Distributions to Shareholders:
Distributions from net investment income	(10,250,353)	(12,275,774)
Share Transactions:
Proceeds from sale of shares	20,715,587	30,216,404
Net asset value of shares issued to shareholders in payment of distributions declared	10,250,353	12,275,774
Cost of shares redeemed	(63,181,632)	(72,034,271)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,215,692)	(29,542,093)
Change in net assets	(34,736,281)	(25,588,708)
Net Assets:
Beginning of period	281,305,531	306,894,239
End of period (including undistributed net investment income of $7,601,577 and $10,248,619, respectively)	$246,569,250	$281,305,531
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Notes to Financial Statements
December 31, 2012
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Annual Shareholder Report
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $10,885,950. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report
14

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$13,559*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(518,545)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$13,559
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	1,800,415	2,632,438
Shares issued to shareholders in payment of distributions declared	911,953	1,107,922
Shares redeemed	(5,488,209)	(6,306,493)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,775,841)	(2,566,133)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$802,281	$(802,281)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
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15

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$10,250,353	$12,275,774
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$7,601,577
Net unrealized appreciation	$13,641,406
Capital loss carryforwards and deferrals	$(765,307)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At December 31, 2012, the cost of investments for federal tax purposes was $238,337,363. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $13,641,406. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,755,075 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,113,669.
At December 31, 2012, the Fund had a capital loss carryforward of $98,280 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$98,280	NA	$98,280
The Fund used capital loss carryforwards of $608,988 to offset capital gains realized during the year ended December 31, 2012.
As of December 31, 2012, for federal tax purposes, the Fund had $667,027 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, the Adviser voluntarily waived $10,839 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2012, FAS waived $3,361 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report
16

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$13,927,700
Sales	$28,444,316
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED Insurance series AND SHAREHOLDERS OF Federated Fund for u.s. government securities ii:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Fund for U.S. Government Securities II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Fund for U.S. Government Securities II as of December 31, 2012 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 14, 2013
Annual Shareholder Report
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,013.20	$3.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.32	$3.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Annual Shareholder Report
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: June 2012	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2012
Federated Fund for U.S. Government Securities II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
23

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
Annual Shareholder Report
24

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
26

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Fund for U.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00846-01 (2/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:  Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $175,500

Fiscal year ended 2011 - $171,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $6,984 respectively. Fiscal year ended 2011- Audit consent fee for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $18,075

Fiscal year ended 2011 - $18,623

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 13, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 13, 2013